UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—September 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Strategic Equity Fund Investor Shares - VSEQX

Capital Opportunity Fund Admiral™ Shares - VHCAX

Capital Opportunity Fund Investor Shares - VHCOX

Global Equity Fund Investor Shares - VHGEX

Strategic Small-Cap Equity Fund Investor Shares - VSTCX

Vanguard Strategic Equity Fund

Investor Shares (VSEQX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Strategic Equity Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund outperformed the MSCI US Small + Mid Cap 2200 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Seven of the Fund’s 11 industry sectors outperformed those of its benchmark on a relative basis. Driving the Fund’s relative outperformance was selection in financials, consumer discretionary, and information technology. Communication services and energy were the only sectors that held back relative performance. Industrials and real estate produced results in line with those of the Fund’s benchmark.

  For the 10 years ended September 30, 2024, the Fund’s average annual return surpassed that of its benchmark.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	Investor Shares	MSCI US Small + Mid Cap 2200 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,651	$10,653	$10,523
2015	$11,200	$11,152	$10,712
2015	$11,074	$11,093	$10,725
2015	$10,201	$10,065	$9,945
2015	$10,501	$10,437	$10,569
2016	$10,545	$10,574	$10,666
2016	$10,594	$10,922	$10,945
2016	$11,284	$11,528	$11,430
2016	$12,382	$12,083	$11,903
2017	$12,757	$12,648	$12,592
2017	$12,967	$12,937	$12,971
2017	$13,346	$13,514	$13,564
2017	$14,089	$14,276	$14,422
2018	$14,155	$14,280	$14,335
2018	$14,670	$14,963	$14,890
2018	$15,433	$15,665	$15,948
2018	$12,411	$12,948	$13,658
2019	$14,367	$15,041	$15,576
2019	$14,623	$15,540	$16,212
2019	$14,563	$15,494	$16,397
2019	$15,731	$16,671	$17,878
2020	$10,707	$11,917	$14,131
2020	$13,389	$15,047	$17,252
2020	$14,259	$16,094	$18,818
2020	$17,346	$19,929	$21,595
2021	$19,807	$22,076	$22,988
2021	$21,268	$23,509	$24,893
2021	$21,100	$23,151	$24,864
2021	$22,699	$24,493	$27,136
2022	$21,950	$23,092	$25,671
2022	$18,454	$19,249	$21,349
2022	$17,974	$18,621	$20,375
2022	$20,020	$20,263	$21,837
2023	$20,674	$20,837	$23,419
2023	$21,937	$21,870	$25,384
2023	$21,027	$20,802	$24,549
2023	$23,865	$23,539	$27,527
2024	$26,163	$25,306	$30,292
2024	$25,254	$24,424	$31,274
2024	$27,816	$26,764	$33,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	32.29%	13.82%	10.77%
MSCI US Small + Mid Cap 2200 Index	28.66%	11.55%	10.35%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	3.4%
Consumer Discretionary	12.0%
Consumer Staples	4.0%
Energy	3.5%
Financials	15.8%
Health Care	10.9%
Industrials	18.8%
Information Technology	14.0%
Materials	5.7%
Real Estate	7.1%
Utilities	4.5%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$9,055
Number of Portfolio Holdings	543
Portfolio Turnover Rate	63%
Total Investment Advisory Fees (in thousands)	$2,335

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR114

Vanguard Capital Opportunity Fund

Admiral™ Shares (VHCAX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$41	0.36%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark, the Russell Midcap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Though the Fund recorded a strong result in absolute terms, its shortfall relative to its benchmark reflected challenges with both security selection and sector allocation. The Fund outperformed the index in just four of 11 market sectors.

  Selection in consumer discretionary, industrials, and communication services was one of the largest sources of underperformance. Bright spots included the Fund’s selection in health care and information technology and its underweight allocation to consumer staples, the only sector where share prices fell on average.

  The Fund’s long-term record remains strong.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $50,000

	Admiral Shares	Russell Midcap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2014	$53,387	$52,919	$52,614
2015	$55,654	$55,765	$53,561
2015	$55,237	$55,129	$53,625
2015	$50,892	$50,724	$49,727
2015	$54,811	$52,813	$52,846
2016	$53,051	$53,119	$53,329
2016	$52,335	$53,949	$54,723
2016	$58,668	$56,426	$57,150
2016	$60,646	$56,683	$59,514
2017	$65,752	$60,591	$62,962
2017	$70,076	$63,145	$64,856
2017	$73,840	$66,481	$67,818
2017	$78,344	$71,006	$72,109
2018	$79,706	$72,550	$71,673
2018	$81,757	$74,841	$74,449
2018	$89,433	$80,510	$79,740
2018	$75,452	$67,633	$68,290
2019	$84,940	$80,903	$77,878
2019	$85,769	$85,273	$81,062
2019	$85,009	$84,699	$81,983
2019	$96,038	$91,622	$89,391
2020	$76,101	$73,261	$70,654
2020	$92,994	$95,431	$86,261
2020	$100,823	$104,376	$94,089
2020	$118,019	$124,227	$107,976
2021	$128,317	$123,525	$114,939
2021	$139,506	$137,202	$124,465
2021	$135,949	$136,159	$124,318
2021	$142,929	$140,039	$135,680
2022	$133,620	$122,422	$128,354
2022	$114,935	$96,625	$106,744
2022	$108,225	$95,994	$101,873
2022	$117,959	$102,619	$109,183
2023	$126,218	$111,995	$117,093
2023	$134,921	$118,977	$126,920
2023	$135,591	$112,761	$122,744
2023	$148,166	$129,164	$137,635
2024	$161,683	$141,430	$151,462
2024	$166,412	$136,885	$156,368
2024	$169,612	$145,839	$166,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	25.09%	14.82%	12.99%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	5.9%
Consumer Discretionary	10.2%
Consumer Staples	0.7%
Energy	3.2%
Financials	7.2%
Health Care	30.1%
Industrials	11.7%
Information Technology	26.8%
Materials	0.6%
Other Assets and Liabilities—Net	3.6%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$23,115
Number of Portfolio Holdings	192
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$48,407

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5111

Vanguard Capital Opportunity Fund

Investor Shares (VHCOX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.43%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark, the Russell Midcap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Though the Fund recorded a strong result in absolute terms, its shortfall relative to its benchmark reflected challenges with both security selection and sector allocation. The Fund outperformed the index in just four of 11 market sectors.

  Selection in consumer discretionary, industrials, and communication services was one of the largest sources of underperformance. Bright spots included the Fund’s selection in health care and information technology and its underweight allocation to consumer staples, the only sector where share prices fell on average.

  The Fund’s long-term record remains strong.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	Investor Shares	Russell Midcap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,676	$10,584	$10,523
2015	$11,128	$11,153	$10,712
2015	$11,041	$11,026	$10,725
2015	$10,172	$10,145	$9,945
2015	$10,953	$10,563	$10,569
2016	$10,599	$10,624	$10,666
2016	$10,454	$10,790	$10,945
2016	$11,718	$11,285	$11,430
2016	$12,110	$11,337	$11,903
2017	$13,127	$12,118	$12,592
2017	$13,989	$12,629	$12,971
2017	$14,738	$13,296	$13,564
2017	$15,634	$14,201	$14,422
2018	$15,902	$14,510	$14,335
2018	$16,309	$14,968	$14,890
2018	$17,837	$16,102	$15,948
2018	$15,048	$13,527	$13,658
2019	$16,935	$16,181	$15,576
2019	$17,098	$17,055	$16,212
2019	$16,943	$16,940	$16,397
2019	$19,139	$18,324	$17,878
2020	$15,161	$14,652	$14,131
2020	$18,525	$19,086	$17,252
2020	$20,080	$20,875	$18,818
2020	$23,500	$24,845	$21,595
2021	$25,548	$24,705	$22,988
2021	$27,770	$27,440	$24,893
2021	$27,058	$27,232	$24,864
2021	$28,441	$28,008	$27,136
2022	$26,587	$24,484	$25,671
2022	$22,864	$19,325	$21,349
2022	$21,525	$19,199	$20,375
2022	$23,457	$20,524	$21,837
2023	$25,098	$22,399	$23,419
2023	$26,821	$23,795	$25,384
2023	$26,950	$22,552	$24,549
2023	$29,443	$25,833	$27,527
2024	$32,127	$28,286	$30,292
2024	$33,060	$27,377	$31,274
2024	$33,689	$29,168	$33,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	25.01%	14.74%	12.91%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	5.9%
Consumer Discretionary	10.2%
Consumer Staples	0.7%
Energy	3.2%
Financials	7.2%
Health Care	30.1%
Industrials	11.7%
Information Technology	26.8%
Materials	0.6%
Other Assets and Liabilities—Net	3.6%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$23,115
Number of Portfolio Holdings	192
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$48,407

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR111

Vanguard Global Equity Fund

Investor Shares (VHGEX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Global Equity Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	0.43%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund narrowly underperformed its benchmark, the MSCI All Country World Index.

  Global economic growth appeared relatively stable at around 3% during the period and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates.

  In an environment where money market yields in excess of 5% paled in comparison to substantial stock gains, the Fund’s modest allocation to cash was the greatest drag on relative performance.

  On a geographic basis, the Fund’s North American holdings detracted most from relative performance, due to a combination of stock selection and allocation decisions, while European stock selection helped.

  At the sector level, an underweight to information technology and the Fund’s specific IT holdings proved the biggest detractor. An underweight position in energy contributed to performance, as did stock selection in communication services.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	Investor Shares	MSCI All Country World Index Net
2014	$10,000	$10,000
2014	$10,120	$10,041
2015	$10,498	$10,273
2015	$10,485	$10,309
2015	$9,591	$9,334
2015	$10,095	$9,804
2016	$10,070	$9,827
2016	$10,121	$9,924
2016	$10,753	$10,451
2016	$10,759	$10,575
2017	$11,560	$11,305
2017	$12,323	$11,789
2017	$12,995	$12,399
2017	$13,748	$13,110
2018	$13,800	$12,984
2018	$13,844	$13,053
2018	$14,323	$13,611
2018	$12,489	$11,876
2019	$14,103	$13,322
2019	$14,731	$13,803
2019	$14,636	$13,799
2019	$16,077	$15,034
2020	$12,638	$11,822
2020	$15,415	$14,094
2020	$16,846	$15,240
2020	$19,676	$17,478
2021	$20,680	$18,277
2021	$22,085	$19,628
2021	$21,612	$19,422
2021	$22,259	$20,718
2022	$20,223	$19,608
2022	$17,133	$16,537
2022	$15,663	$15,409
2022	$17,220	$16,913
2023	$18,823	$18,149
2023	$20,053	$19,270
2023	$18,829	$18,615
2023	$21,267	$20,669
2024	$22,980	$22,363
2024	$23,143	$23,004
2024	$24,674	$24,526

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	31.04%	11.01%	9.45%
MSCI All Country World Index Net	31.76%	12.19%	9.39%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

North America	61.6%
Europe	20.6%
Asia	12.7%
South America	1.2%
Oceania	0.6%
Other	0.2%
Other Assets and Liabilities—Net	3.1%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$8,426
Number of Portfolio Holdings	197
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$15,977

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR129

Vanguard Strategic Small-Cap Equity Fund

Investor Shares (VSTCX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Strategic Small-Cap Equity Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$30	0.26%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund outperformed the MSCI US Small Cap 1750 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Eight of the Fund’s 11 industry sectors outperformed those of its benchmark on a relative basis. Selection in financials, consumer discretionary, and industrials drove relative outperformance the most. Communication services and materials were the only sectors that held back performance. Real estate produced results in line with those of the Fund’s benchmark.

  For the 10 years ended September 30, 2024, the Fund’s average annual return surpassed that of its benchmark.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	Investor Shares	MSCI US Small Cap 1750 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,792	$10,695	$10,523
2015	$11,310	$11,183	$10,712
2015	$11,173	$11,169	$10,725
2015	$10,210	$9,949	$9,945
2015	$10,456	$10,261	$10,569
2016	$10,539	$10,336	$10,666
2016	$10,636	$10,692	$10,945
2016	$11,347	$11,484	$11,430
2016	$12,614	$12,356	$11,903
2017	$12,815	$12,750	$12,592
2017	$12,917	$12,980	$12,971
2017	$13,524	$13,680	$13,564
2017	$13,917	$14,229	$14,422
2018	$13,905	$14,133	$14,335
2018	$14,987	$15,165	$14,890
2018	$15,706	$15,740	$15,948
2018	$12,259	$12,666	$13,658
2019	$13,848	$14,596	$15,576
2019	$13,779	$14,885	$16,212
2019	$13,678	$14,649	$16,397
2019	$14,974	$15,941	$17,878
2020	$9,798	$10,986	$14,131
2020	$12,338	$13,869	$17,252
2020	$12,919	$14,564	$18,818
2020	$16,229	$18,999	$21,595
2021	$19,232	$21,622	$22,988
2021	$20,610	$22,758	$24,893
2021	$20,160	$22,174	$24,864
2021	$21,663	$23,004	$27,136
2022	$20,753	$21,695	$25,671
2022	$17,430	$18,062	$21,349
2022	$16,886	$17,513	$20,375
2022	$18,857	$18,906	$21,837
2023	$19,483	$19,579	$23,419
2023	$20,479	$20,581	$25,384
2023	$19,775	$19,644	$24,549
2023	$22,870	$22,513	$27,527
2024	$24,594	$23,616	$30,292
2024	$23,726	$22,871	$31,274
2024	$26,122	$24,870	$33,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	32.09%	13.81%	10.08%
MSCI US Small Cap 1750 Index	26.60%	11.17%	9.54%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	2.8%
Consumer Discretionary	12.7%
Consumer Staples	3.5%
Energy	4.3%
Financials	18.0%
Health Care	13.5%
Industrials	18.9%
Information Technology	12.0%
Materials	5.1%
Real Estate	6.4%
Utilities	2.4%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$1,777
Number of Portfolio Holdings	529
Portfolio Turnover Rate	64%
Total Investment Advisory Fees (in thousands)	$447

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR615

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

		Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
(a)	Audit Fees.	$180,000	$170,000
(b)	Audit-Related Fees.	0	0
(c)	Tax Fees.	0	0
(d)	All Other Fees.	0	0
	Total.	$180,000	$170,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$2,017,364	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,793,869	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2024
Vanguard Strategic Equity Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	17
Tax information	18

Strategic Equity Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (3.4%)
*	Match Group Inc.	1,253,742	47,442
*	Pinterest Inc. Class A	1,199,899	38,841
*	Yelp Inc.	975,125	34,207
*	Roblox Corp. Class A	744,293	32,942
*	Snap Inc. Class A	2,040,281	21,831
	Telephone and Data Systems Inc.	823,314	19,142
*	Liberty Global Ltd. Class A	854,247	18,033
	New York Times Co. Class A	241,550	13,447
*	TripAdvisor Inc.	925,762	13,414
*	Roku Inc.	142,345	10,628
	John Wiley & Sons Inc. Class A	198,252	9,566
*	ZipRecruiter Inc. Class A	771,148	7,326
*	Live Nation Entertainment Inc.	65,960	7,222
*	Madison Square Garden Entertainment Corp.	135,734	5,773
	Playtika Holding Corp.	514,546	4,075
	Sirius XM Holdings Inc.	164,856	3,899
*	Bumble Inc. Class A	567,113	3,618
*	Vimeo Inc.	623,142	3,147
*	PubMatic Inc. Class A	206,789	3,075
*	Lumen Technologies Inc.	340,859	2,420
	Fox Corp. Class B	53,838	2,089
*	Magnite Inc.	136,619	1,892
	News Corp. Class B	61,489	1,719
*	Integral Ad Science Holding Corp.	133,710	1,445
*	Altice USA Inc. Class A	537,116	1,321
			308,514
Consumer Discretionary (12.0%)
*	Expedia Group Inc.	414,485	61,352
	PulteGroup Inc.	373,831	53,656
*	NVR Inc.	5,265	51,659
*	Carnival Corp.	2,728,469	50,422
*	MGM Resorts International	1,074,240	41,992
	eBay Inc.	567,340	36,939
	Toll Brothers Inc.	230,967	35,682
*	Burlington Stores Inc.	121,312	31,963
	Travel & Leisure Co.	681,911	31,422
*	Etsy Inc.	557,663	30,967
*	Tri Pointe Homes Inc.	607,943	27,546
	KB Home	310,255	26,586
*	M/I Homes Inc.	151,211	25,912
	Royal Caribbean Cruises Ltd.	144,628	25,651
*	Norwegian Cruise Line Holdings Ltd.	1,249,940	25,636
	Tapestry Inc.	545,191	25,613
	Wynn Resorts Ltd.	258,312	24,767
	Gap Inc.	1,108,397	24,440
	PVH Corp.	239,892	24,188
	Genuine Parts Co.	161,066	22,498
*	Abercrombie & Fitch Co. Class A	148,790	20,816
	Bath & Body Works Inc.	609,333	19,450
*	Urban Outfitters Inc.	491,131	18,815
	Macy's Inc.	1,187,900	18,638
*	frontdoor Inc.	388,255	18,632
*	Taylor Morrison Home Corp.	257,663	18,103
	Harley-Davidson Inc.	457,092	17,612
	Nordstrom Inc.	750,891	16,888
*	Adtalem Global Education Inc.	209,779	15,834
	Lear Corp.	144,358	15,757
*	Carvana Co.	83,934	14,614
*	Wayfair Inc. Class A	259,047	14,553
1

Strategic Equity Fund
		Shares	Market Value• ($000)
	Buckle Inc.	286,470	12,596
*	Dave & Buster's Entertainment Inc.	332,307	11,315
*	Grand Canyon Education Inc.	77,772	11,032
	American Eagle Outfitters Inc.	475,298	10,642
	Upbound Group Inc.	327,668	10,482
	Boyd Gaming Corp.	160,741	10,392
	Dana Inc.	974,365	10,289
*	Warby Parker Inc. Class A	615,125	10,045
	Autoliv Inc.	107,519	10,039
*	Goodyear Tire & Rubber Co.	1,065,722	9,432
	Texas Roadhouse Inc.	39,090	6,903
	Dick's Sporting Goods Inc.	29,895	6,239
*	Valvoline Inc.	141,924	5,940
*	National Vision Holdings Inc.	520,025	5,673
*	Crocs Inc.	37,484	5,428
*	American Axle & Manufacturing Holdings Inc.	844,608	5,220
	Phinia Inc.	105,526	4,857
	Wingstop Inc.	11,209	4,664
*	Chewy Inc. Class A	145,611	4,265
*	Qurate Retail Inc. Series A	6,881,746	4,199
	ADT Inc.	579,616	4,191
*	Brinker International Inc.	50,188	3,841
*	Green Brick Partners Inc.	44,477	3,715
*	Sally Beauty Holdings Inc.	239,208	3,246
*	G-III Apparel Group Ltd.	92,123	2,812
*	Beazer Homes USA Inc.	78,097	2,669
	Bloomin' Brands Inc.	149,969	2,479
*	ODP Corp.	82,004	2,440
*	Cavco Industries Inc.	5,607	2,401
	Academy Sports & Outdoors Inc.	38,712	2,259
*	Deckers Outdoor Corp.	11,058	1,763
*	Hovnanian Enterprises Inc. Class A	8,331	1,703
	Foot Locker Inc.	65,306	1,687
	Strategic Education Inc.	15,908	1,472
			1,084,933
Consumer Staples (4.0%)
	Coca-Cola Consolidated Inc.	42,489	55,933
	Conagra Brands Inc.	1,119,120	36,394
*	BellRing Brands Inc.	518,922	31,509
*	Pilgrim's Pride Corp.	664,037	30,579
*	Post Holdings Inc.	200,216	23,175
*	Performance Food Group Co.	281,802	22,085
	Flowers Foods Inc.	924,472	21,328
	Ingles Markets Inc. Class A	239,314	17,853
	Clorox Co.	94,048	15,321
*	Maplebear Inc.	363,262	14,799
	McCormick & Co. Inc.	161,318	13,277
	Energizer Holdings Inc.	400,013	12,704
	PriceSmart Inc.	136,584	12,536
*	Simply Good Foods Co.	354,940	12,341
	Molson Coors Beverage Co. Class B	161,571	9,294
	Reynolds Consumer Products Inc.	198,405	6,170
*	United Natural Foods Inc.	338,845	5,699
	Church & Dwight Co. Inc.	48,275	5,055
*	Boston Beer Co. Inc. Class A	13,181	3,811
	Cal-Maine Foods Inc.	49,037	3,670
*	Hain Celestial Group Inc.	384,967	3,322
*	USANA Health Sciences Inc.	72,128	2,735
	Spectrum Brands Holdings Inc.	25,317	2,409
			361,999
Energy (3.5%)
	SM Energy Co.	1,155,105	46,170
	Baker Hughes Co.	1,102,480	39,855
	Murphy Oil Corp.	1,147,219	38,707
	Matador Resources Co.	661,320	32,682
	CONSOL Energy Inc.	268,616	28,111
	International Seaways Inc.	501,861	25,876
	Diamondback Energy Inc.	145,738	25,125
*	Plains GP Holdings LP Class A	1,179,908	21,828
2

Strategic Equity Fund
		Shares	Market Value• ($000)
	Coterra Energy Inc.	460,213	11,022
	Archrock Inc.	487,834	9,874
	Weatherford International plc	86,915	7,381
*	Oceaneering International Inc.	270,099	6,717
	Crescent Energy Co. Class A	520,079	5,695
*	Par Pacific Holdings Inc.	306,592	5,396
	Helmerich & Payne Inc.	142,324	4,330
	Antero Midstream Corp.	272,749	4,105
	Dorian LPG Ltd.	102,192	3,517
	HF Sinclair Corp.	40,005	1,783
			318,174
Financials (15.8%)
*	Arch Capital Group Ltd.	625,328	69,962
	Huntington Bancshares Inc.	4,165,706	61,236
	MGIC Investment Corp.	2,339,580	59,893
	CNO Financial Group Inc.	1,595,295	55,995
	Equitable Holdings Inc.	1,325,278	55,701
*	Robinhood Markets Inc. Class A	2,255,676	52,828
	Essent Group Ltd.	819,030	52,655
	Citizens Financial Group Inc.	1,262,225	51,840
	Affiliated Managers Group Inc.	291,542	51,836
	Popular Inc.	471,353	47,263
	Everest Group Ltd.	109,917	43,069
	Zions Bancorp NA	879,850	41,546
	Axis Capital Holdings Ltd.	493,701	39,303
	SLM Corp.	1,692,300	38,703
	First BanCorp (XNYS)	1,802,618	38,161
	Stifel Financial Corp.	329,441	30,934
	Webster Financial Corp.	657,416	30,642
	FNB Corp.	2,088,014	29,462
	Janus Henderson Group plc	749,559	28,536
	Old Republic International Corp.	786,179	27,846
	Tradeweb Markets Inc. Class A	223,765	27,673
	Reinsurance Group of America Inc.	125,402	27,321
	American Financial Group Inc.	194,965	26,242
	Federated Hermes Inc.	710,115	26,111
	Globe Life Inc.	246,096	26,064
	Loews Corp.	329,211	26,024
	Hancock Whitney Corp.	506,213	25,903
	Radian Group Inc.	628,985	21,819
*	NMI Holdings Inc.	514,011	21,172
*	Mr. Cooper Group Inc.	208,242	19,196
	Cboe Global Markets Inc.	84,288	17,268
	First Horizon Corp.	1,038,213	16,123
	Associated Banc-Corp.	709,218	15,277
	KeyCorp.	798,269	13,371
	International Bancshares Corp.	220,201	13,166
	Synchrony Financial	255,174	12,728
	Brown & Brown Inc.	121,209	12,557
	Assurant Inc.	56,976	11,330
	State Street Corp.	126,981	11,234
	Virtu Financial Inc. Class A	345,288	10,517
	OFG Bancorp	232,337	10,437
*	LendingClub Corp.	857,641	9,803
	BankUnited Inc.	263,062	9,586
*	Euronet Worldwide Inc.	94,393	9,367
	Voya Financial Inc.	115,281	9,133
	Fulton Financial Corp.	440,662	7,989
*	Payoneer Global Inc.	936,120	7,049
	Corebridge Financial Inc.	220,737	6,437
	Unum Group	107,113	6,367
	Lincoln National Corp.	184,567	5,816
	MarketAxess Holdings Inc.	21,423	5,489
	Primerica Inc.	20,045	5,315
*	Enova International Inc.	58,699	4,918
	Brightsphere Investment Group Inc.	173,942	4,418
	PROG Holdings Inc.	78,861	3,824
	Assured Guaranty Ltd.	47,144	3,749
	Ameris Bancorp	52,468	3,273
3

Strategic Equity Fund
		Shares	Market Value• ($000)
	Simmons First National Corp. Class A	151,710	3,268
*	Customers Bancorp Inc.	64,514	2,997
	James River Group Holdings Ltd.	420,340	2,635
	Columbia Banking System Inc.	96,054	2,508
	Comerica Inc.	40,075	2,401
*	Genworth Financial Inc.	326,803	2,239
	Mercury General Corp.	34,393	2,166
	SEI Investments Co.	31,216	2,160
	Raymond James Financial Inc.	17,579	2,153
	WSFS Financial Corp.	36,395	1,856
	First American Financial Corp.	27,809	1,836
	S&T Bancorp Inc.	41,921	1,759
	First Hawaiian Inc.	69,660	1,613
*	AvidXchange Holdings Inc.	146,837	1,191
			1,432,259
Health Care (10.9%)
*	Tenet Healthcare Corp.	384,048	63,829
	Universal Health Services Inc. Class B	275,484	63,089
*	Incyte Corp.	766,872	50,690
	Chemed Corp.	72,455	43,543
	Cardinal Health Inc.	389,743	43,074
*	Ultragenyx Pharmaceutical Inc.	758,236	42,120
*	Cooper Cos. Inc.	348,744	38,480
*	Exelixis Inc.	1,089,372	28,269
*	PTC Therapeutics Inc.	734,674	27,256
*	Insulet Corp.	114,640	26,682
*	Alnylam Pharmaceuticals Inc.	96,423	26,519
*	Hologic Inc.	324,448	26,430
*	IQVIA Holdings Inc.	110,822	26,261
*	Option Care Health Inc.	745,068	23,321
*	Ionis Pharmaceuticals Inc.	580,123	23,240
	Encompass Health Corp.	184,117	17,793
*	Align Technology Inc.	69,400	17,650
	Organon & Co.	910,695	17,422
*	10X Genomics Inc. Class A	768,842	17,360
*	Medpace Holdings Inc.	47,480	15,849
*	Jazz Pharmaceuticals plc	139,076	15,494
*	Veeva Systems Inc. Class A	67,203	14,104
*	Charles River Laboratories International Inc.	71,118	14,008
*	Travere Therapeutics Inc.	972,177	13,601
*	LivaNova plc	257,791	13,544
	Bruker Corp.	190,483	13,155
*	Elanco Animal Health Inc. (XNYS)	879,892	12,926
*	BioCryst Pharmaceuticals Inc.	1,517,487	11,533
*	Blueprint Medicines Corp.	120,271	11,125
*	ACADIA Pharmaceuticals Inc.	719,309	11,063
*	Lantheus Holdings Inc.	97,558	10,707
*	Exact Sciences Corp.	156,252	10,644
*	Myriad Genetics Inc.	360,649	9,878
*	Ironwood Pharmaceuticals Inc.	2,305,565	9,499
*	Fate Therapeutics Inc.	2,540,354	8,891
*	BioMarin Pharmaceutical Inc.	123,132	8,655
*	Arvinas Inc.	306,061	7,538
*	Avantor Inc.	269,654	6,976
*	Mettler-Toledo International Inc.	4,633	6,948
*	Alkermes plc	244,293	6,838
*	Omnicell Inc.	136,236	5,940
*	Pediatrix Medical Group Inc.	492,520	5,708
*	Beam Therapeutics Inc.	231,575	5,674
*	Community Health Systems Inc.	905,926	5,499
*	GoodRx Holdings Inc. Class A	767,380	5,326
*	DaVita Inc.	30,890	5,064
*	ADMA Biologics Inc.	251,058	5,019
*	Emergent BioSolutions Inc.	582,968	4,868
*	Novocure Ltd.	310,377	4,851
*	Hims & Hers Health Inc.	260,581	4,800
*	Sage Therapeutics Inc.	659,024	4,758
*	Vir Biotechnology Inc.	611,484	4,580
*	CareDx Inc.	144,498	4,512
4

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Veracyte Inc.	129,547	4,410
*	Merit Medical Systems Inc.	43,074	4,257
	Dentsply Sirona Inc.	151,727	4,106
*	Editas Medicine Inc.	1,189,890	4,057
*	Health Catalyst Inc.	437,940	3,565
*	Sarepta Therapeutics Inc.	28,499	3,559
*	2seventy bio Inc.	702,787	3,317
*,1	Pacific Biosciences of California Inc.	1,781,243	3,028
*	Neurocrine Biosciences Inc.	26,021	2,998
*,1	Agenus Inc.	511,809	2,805
*	Prestige Consumer Healthcare Inc.	30,585	2,205
*	CorVel Corp.	6,348	2,075
*	Supernus Pharmaceuticals Inc.	63,434	1,978
*	Nektar Therapeutics	1,517,103	1,972
*	Xencor Inc.	97,625	1,963
*	Viridian Therapeutics Inc.	84,771	1,929
*	Enanta Pharmaceuticals Inc.	180,741	1,872
*,1	Coherus Biosciences Inc.	1,705,512	1,774
*	Kiniksa Pharmaceuticals	70,498	1,762
*	Owens & Minor Inc.	108,678	1,705
*	Teladoc Health Inc.	159,735	1,466
*,1	Inovio Pharmaceuticals Inc.	250,144	1,446
	Perrigo Co. plc	54,051	1,418
*	Puma Biotechnology Inc.	540,434	1,378
*	Atea Pharmaceuticals Inc.	278,408	933
*	iTeos Therapeutics Inc.	76,718	783
*	Joint Corp.	66,951	766
*	MacroGenics Inc.	191,648	630
*	Ventyx Biosciences Inc.	285,562	623
*	Rapt Therapeutics Inc.	209,381	421
*	FibroGen Inc.	165,193	66
			987,870
Industrials (18.8%)
	EMCOR Group Inc.	164,808	70,955
	Allison Transmission Holdings Inc.	662,497	63,646
	Owens Corning	353,010	62,313
	Textron Inc.	685,258	60,700
	Delta Air Lines Inc.	1,187,028	60,289
*	Builders FirstSource Inc.	300,568	58,268
	Masco Corp.	620,471	52,082
	SS&C Technologies Holdings Inc.	688,753	51,112
	Applied Industrial Technologies Inc.	206,685	46,118
	Veralto Corp.	392,881	43,948
	Vertiv Holdings Co. Class A	415,747	41,363
*	GMS Inc.	452,328	40,967
	Ryder System Inc.	260,776	38,021
	Griffon Corp.	541,989	37,939
	UFP Industries Inc.	284,587	37,341
*	CACI International Inc. Class A	67,312	33,963
*	Kirby Corp.	264,680	32,405
	Leidos Holdings Inc.	198,697	32,388
	Expeditors International of Washington Inc.	243,894	32,048
*	SkyWest Inc.	350,286	29,781
	Brady Corp. Class A	382,085	29,279
	BWX Technologies Inc.	260,132	28,276
	Acuity Brands Inc.	89,719	24,708
*	AZEK Co. Inc.	498,895	23,348
	Howmet Aerospace Inc.	232,727	23,331
	Graco Inc.	265,514	23,235
	ManpowerGroup Inc.	307,571	22,613
	Primoris Services Corp.	380,014	22,071
	Korn Ferry	284,793	21,428
*	Upwork Inc.	1,986,596	20,760
	Huntington Ingalls Industries Inc.	77,109	20,386
	ABM Industries Inc.	377,232	19,903
	EnerSys	194,512	19,850
	Donaldson Co. Inc.	261,121	19,245
	Comfort Systems USA Inc.	48,015	18,743
	Herc Holdings Inc.	112,788	17,982
5

Strategic Equity Fund
		Shares	Market Value• ($000)
	Federal Signal Corp.	183,042	17,107
	Arcosa Inc.	165,422	15,675
	Mueller Water Products Inc. Class A	721,771	15,662
	nVent Electric plc	218,985	15,386
	Curtiss-Wright Corp.	44,994	14,789
*	Beacon Roofing Supply Inc.	170,103	14,702
	Watts Water Technologies Inc. Class A	69,517	14,403
*	Legalzoom.com Inc.	2,265,951	14,389
	Brink's Co.	123,555	14,288
	Dover Corp.	68,806	13,193
	Woodward Inc.	75,453	12,941
	Terex Corp.	225,751	11,945
*	Masterbrand Inc.	623,998	11,569
	United Rentals Inc.	14,239	11,530
	Westinghouse Air Brake Technologies Corp.	62,487	11,358
	Wabash National Corp.	575,634	11,046
*	Blue Bird Corp.	226,924	10,883
	Rush Enterprises Inc. Class A	185,350	9,792
	CSG Systems International Inc.	198,464	9,655
	Matson Inc.	66,617	9,501
	Maximus Inc.	100,088	9,324
*	Gates Industrial Corp. plc	496,255	8,709
	Dun & Bradstreet Holdings Inc.	681,457	7,844
	Fortive Corp.	95,551	7,542
	Genco Shipping & Trading Ltd.	385,127	7,510
*	Clean Harbors Inc.	29,725	7,185
	Flowserve Corp.	135,857	7,022
	Boise Cascade Co.	47,882	6,750
	Steelcase Inc. Class A	435,734	5,878
	Ennis Inc.	238,646	5,804
	MillerKnoll Inc.	228,937	5,668
*	Cimpress plc	65,354	5,354
	Franklin Electric Co. Inc.	47,949	5,026
	Ferguson Enterprises Inc.	24,270	4,819
*	Gibraltar Industries Inc.	68,784	4,810
*	Sterling Infrastructure Inc.	30,943	4,487
	Tennant Co.	45,813	4,400
	Sensata Technologies Holding plc	112,050	4,018
*	Lyft Inc. Class A	306,681	3,910
*	MasTec Inc.	30,405	3,743
	UniFirst Corp.	17,849	3,546
*	IES Holdings Inc.	16,367	3,267
*	SPX Technologies Inc.	16,208	2,585
	Advanced Drainage Systems Inc.	15,988	2,513
	Atmus Filtration Technologies Inc.	65,675	2,465
	MSA Safety Inc.	13,093	2,322
	Argan Inc.	22,710	2,303
	Valmont Industries Inc.	7,838	2,273
	AGCO Corp.	20,814	2,037
	Trinity Industries Inc.	54,882	1,912
	Hub Group Inc. Class A	41,810	1,900
	REV Group Inc.	64,415	1,808
	MDU Resources Group Inc.	63,958	1,753
	IDEX Corp.	8,157	1,750
	Paycom Software Inc.	10,331	1,721
*	TrueBlue Inc.	217,377	1,715
	Atkore Inc.	10,690	906
			1,697,198
Information Technology (14.0%)
	Hewlett Packard Enterprise Co.	3,477,043	71,140
	NetApp Inc.	445,631	55,040
*	GoDaddy Inc. Class A	334,567	52,453
*	Cirrus Logic Inc.	413,600	51,373
*	Dropbox Inc. Class A	1,996,176	50,763
*	DocuSign Inc.	809,594	50,268
*	Western Digital Corp.	719,766	49,153
*	Manhattan Associates Inc.	173,323	48,770
	TD SYNNEX Corp.	386,474	46,408
*	RingCentral Inc. Class A	1,413,491	44,709
6

Strategic Equity Fund
		Shares	Market Value• ($000)
*	CommVault Systems Inc.	251,093	38,631
*	Twilio Inc. Class A	579,241	37,778
*	F5 Inc.	162,586	35,801
*	Kyndryl Holdings Inc.	1,539,955	35,388
*	Arrow Electronics Inc.	260,282	34,573
	Amkor Technology Inc.	1,116,833	34,175
*	AppLovin Corp. Class A	226,892	29,621
*	CommScope Holding Co. Inc.	4,385,517	26,796
*	Teradata Corp.	872,216	26,463
*	Impinj Inc.	120,201	26,026
	Pegasystems Inc.	314,997	23,023
*	Gartner Inc.	44,660	22,632
*	SMART Global Holdings Inc.	1,069,035	22,396
*	Rapid7 Inc.	515,970	20,582
*	Cloudflare Inc. Class A	250,139	20,234
*	Okta Inc.	262,321	19,501
*	Nutanix Inc. Class A	310,793	18,415
*	Extreme Networks Inc.	1,180,465	17,742
*	Sanmina Corp.	229,417	15,704
*	Ultra Clean Holdings Inc.	349,785	13,967
*	MaxLinear Inc.	886,489	12,836
*	Qorvo Inc.	123,594	12,767
	Monolithic Power Systems Inc.	13,760	12,721
*	Zscaler Inc.	66,940	11,443
*	DigitalOcean Holdings Inc.	239,990	9,693
*	ACI Worldwide Inc.	185,534	9,444
*	Yext Inc.	1,288,316	8,915
	Jabil Inc.	68,950	8,262
*	Semtech Corp.	169,912	7,758
*	Q2 Holdings Inc.	93,958	7,495
*	Unity Software Inc.	312,241	7,063
	Teradyne Inc.	50,114	6,712
*	Domo Inc. Class B	872,817	6,555
	Avnet Inc.	119,636	6,497
*	SentinelOne Inc. Class A	251,599	6,018
*	Alpha & Omega Semiconductor Ltd.	155,690	5,779
*	Unisys Corp.	1,001,495	5,689
	MKS Instruments Inc.	49,280	5,357
*	Bill Holdings Inc.	100,325	5,293
*	Five9 Inc.	176,572	5,073
*	Cohu Inc.	180,921	4,650
*	Ichor Holdings Ltd.	141,351	4,496
*	SolarEdge Technologies Inc.	180,568	4,137
*	Appfolio Inc. Class A	17,382	4,092
*	Pure Storage Inc. Class A	75,292	3,783
*	NCR Voyix Corp.	267,007	3,623
*	Appian Corp. Class A	101,218	3,456
	Seagate Technology Holdings plc	28,885	3,164
*	Elastic NV	41,155	3,159
*	Axcelis Technologies Inc.	29,866	3,131
*	Alkami Technology Inc.	99,015	3,123
*	8x8 Inc.	1,507,087	3,075
*	LiveRamp Holdings Inc.	111,831	2,771
*	Itron Inc.	25,904	2,767
	Benchmark Electronics Inc.	55,536	2,461
*	Photronics Inc.	89,417	2,214
*	Tyler Technologies Inc.	3,247	1,895
*	Verint Systems Inc.	74,495	1,887
*	Procore Technologies Inc.	30,315	1,871
*	Plexus Corp.	13,642	1,865
*	HubSpot Inc.	3,497	1,859
*	EPAM Systems Inc.	9,335	1,858
*	Viavi Solutions Inc.	195,472	1,763
*	Rambus Inc.	38,945	1,644
			1,269,639
Materials (5.7%)
	Berry Global Group Inc.	764,164	51,948
	Packaging Corp. of America	232,322	50,042
	Eagle Materials Inc.	171,680	49,384
7

Strategic Equity Fund
		Shares	Market Value• ($000)
	Louisiana-Pacific Corp.	453,179	48,699
*	Axalta Coating Systems Ltd.	1,272,807	46,063
	Reliance Inc.	119,842	34,659
	Commercial Metals Co.	446,754	24,554
	RPM International Inc.	177,292	21,452
	Steel Dynamics Inc.	162,674	20,510
	Sonoco Products Co.	313,877	17,147
	Element Solutions Inc.	540,085	14,669
	Sealed Air Corp.	398,657	14,471
	Greif Inc. Class A	218,197	13,672
*	O-I Glass Inc.	1,009,446	13,244
	AptarGroup Inc.	81,359	13,033
	Alcoa Corp.	269,800	10,409
	Carpenter Technology Corp.	47,370	7,559
	Sylvamo Corp.	87,415	7,505
*	ATI Inc.	101,621	6,799
	Scotts Miracle-Gro Co.	76,548	6,637
*	Knife River Corp.	72,844	6,512
	Kaiser Aluminum Corp.	61,779	4,480
	Crown Holdings Inc.	45,611	4,373
*	Metallus Inc.	282,836	4,194
	Avery Dennison Corp.	18,017	3,977
	Vulcan Materials Co.	12,486	3,127
	Innospec Inc.	25,785	2,916
	Sensient Technologies Corp.	27,646	2,218
*	Century Aluminum Co.	129,889	2,108
*	Coeur Mining Inc.	286,773	1,973
	Materion Corp.	15,158	1,696
			510,030
Real Estate (7.1%)
	Brixmor Property Group Inc.	2,048,376	57,068
	Invitation Homes Inc.	1,527,569	53,862
	Cousins Properties Inc.	1,703,176	50,210
*	Jones Lang LaSalle Inc.	157,480	42,490
	Park Hotels & Resorts Inc.	2,939,824	41,451
	Essex Property Trust Inc.	121,451	35,879
	Kite Realty Group Trust	1,205,235	32,011
	Ventas Inc.	488,908	31,354
	EPR Properties	425,131	20,848
	RLJ Lodging Trust	2,241,090	20,573
	Highwoods Properties Inc.	553,890	18,561
	Equity Residential	212,684	15,836
	COPT Defense Properties	501,624	15,214
	Kilroy Realty Corp.	384,524	14,881
	UDR Inc.	291,225	13,204
*	Cushman & Wakefield plc	945,812	12,891
	Xenia Hotels & Resorts Inc.	865,710	12,787
	Apple Hospitality REIT Inc.	847,351	12,583
	Federal Realty Investment Trust	104,549	12,020
*	CBRE Group Inc. Class A	90,160	11,223
	Alexandria Real Estate Equities Inc.	90,601	10,759
	DiamondRock Hospitality Co.	1,214,213	10,600
	Newmark Group Inc. Class A	620,532	9,637
	Urban Edge Properties	436,238	9,331
	Kimco Realty Corp.	380,058	8,825
	Piedmont Office Realty Trust Inc. Class A	798,796	8,068
	Lamar Advertising Co. Class A	60,375	8,066
*	Redfin Corp.	623,454	7,812
	Sabra Health Care REIT Inc.	374,871	6,976
	Brandywine Realty Trust	916,521	4,986
	Outfront Media Inc.	268,759	4,940
	Omega Healthcare Investors Inc.	119,709	4,872
	Broadstone Net Lease Inc.	237,252	4,496
	Universal Health Realty Income Trust	94,854	4,340
*	Equity Commonwealth	198,958	3,959
	American Homes 4 Rent Class A	82,310	3,160
	LXP Industrial Trust	234,109	2,353
	DigitalBridge Group Inc.	161,867	2,287
	Americold Realty Trust Inc.	59,591	1,685
8

Strategic Equity Fund
		Shares	Market Value• ($000)
	Paramount Group Inc.	336,577	1,656
			643,754
Utilities (4.5%)
	Evergy Inc.	893,640	55,415
	AES Corp.	2,738,859	54,941
	National Fuel Gas Co.	777,825	47,144
	DTE Energy Co.	338,890	43,517
	Black Hills Corp.	632,419	38,653
	Edison International	438,638	38,201
	NRG Energy Inc.	384,883	35,063
	UGI Corp.	1,197,949	29,973
	CenterPoint Energy Inc.	695,331	20,457
	Vistra Corp.	141,921	16,823
	Ameren Corp.	160,706	14,055
	Avista Corp.	238,031	9,224
	OGE Energy Corp.	91,169	3,740
	New Jersey Resources Corp.	44,120	2,082
			409,288
Total Common Stocks (Cost $7,213,890)			9,023,658
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.014% (Cost $30,281)	302,902	30,290
Total Investments (100.0%) (Cost $7,244,171)			9,053,948
Other Assets and Liabilities—Net (0.0%)			720
Net Assets (100%)			9,054,668
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,765,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,151,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	193	21,705	150
E-mini S&P 500 Index	December 2024	42	12,210	158
				308

See accompanying Notes, which are an integral part of the Financial Statements.
9

Strategic Equity Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,213,890)	9,023,658
Affiliated Issuers (Cost $30,281)	30,290
Total Investments in Securities	9,053,948
Investment in Vanguard	246
Cash Collateral Pledged—Futures Contracts	1,823
Receivables for Investment Securities Sold	4,076
Receivables for Accrued Income	7,851
Receivables for Capital Shares Issued	2,736
Variation Margin Receivable—Futures Contracts	86
Total Assets	9,070,766
Liabilities
Due to Custodian	95
Payables for Investment Securities Purchased	108
Collateral for Securities on Loan	7,151
Payables for Capital Shares Redeemed	8,119
Payables to Vanguard	625
Total Liabilities	16,098
Net Assets	9,054,668
1 Includes $5,765,000 of securities on loan.
At September 30, 2024, net assets consisted of:

Paid-in Capital	6,420,764
Total Distributable Earnings (Loss)	2,633,904
Net Assets	9,054,668

Net Assets
Applicable to 226,101,285 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,054,668
Net Asset Value Per Share	$40.05

See accompanying Notes, which are an integral part of the Financial Statements.
10

Strategic Equity Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Dividends	120,315
Interest[1]	1,675
Securities Lending—Net	921
Total Income	122,911
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,335
Management and Administrative	10,591
Marketing and Distribution	349
Custodian Fees	42
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	122
Trustees’ Fees and Expenses	5
Other Expenses	18
Total Expenses	13,494
Expenses Paid Indirectly	(4)
Net Expenses	13,490
Net Investment Income	109,421
Realized Net Gain (Loss)
Investment Securities Sold[1]	794,427
Futures Contracts	6,248
Realized Net Gain (Loss)	800,675
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,310,454
Futures Contracts	651
Change in Unrealized Appreciation (Depreciation)	1,311,105
Net Increase (Decrease) in Net Assets Resulting from Operations	2,221,201
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,554,000, $3,000, less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Strategic Equity Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,421	109,851
Realized Net Gain (Loss)	800,675	355,549
Change in Unrealized Appreciation (Depreciation)	1,311,105	603,046
Net Increase (Decrease) in Net Assets Resulting from Operations	2,221,201	1,068,446
Distributions
Total Distributions	(451,873)	(734,587)
Capital Share Transactions
Issued	850,517	528,122
Issued in Lieu of Cash Distributions	420,161	682,721
Redeemed	(1,013,190)	(852,843)
Net Increase (Decrease) from Capital Share Transactions	257,488	358,000
Total Increase (Decrease)	2,026,816	691,859
Net Assets
Beginning of Period	7,027,852	6,335,993
End of Period	9,054,668	7,027,852

See accompanying Notes, which are an integral part of the Financial Statements.
12

Strategic Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$32.13	$30.70	$44.07	$30.31	$31.87
Investment Operations
Net Investment Income[1]	.490	.503	.517	.465	.459
Net Realized and Unrealized Gain (Loss) on Investments	9.531	4.527	(5.606)	13.937	(1.041)
Total from Investment Operations	10.021	5.030	(5.089)	14.402	(.582)
Distributions
Dividends from Net Investment Income	(.518)	(.457)	(.526)	(.479)	(.444)
Distributions from Realized Capital Gains	(1.583)	(3.143)	(7.755)	(.163)	(.534)
Total Distributions	(2.101)	(3.600)	(8.281)	(.642)	(.978)
Net Asset Value, End of Period	$40.05	$32.13	$30.70	$44.07	$30.31
Total Return[2]	32.29%	16.99%	-14.81%	47.98%	-2.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,055	$7,028	$6,336	$7,866	$5,836
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.54%	1.39%	1.15%	1.53%
Portfolio Turnover Rate	63%	64%	62%	59%	61%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Strategic Equity Fund
Notes to Financial Statements
Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
14

Strategic Equity Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $246,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	34,930
Total Distributable Earnings (Loss)	(34,930)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	297,238
Undistributed Long-Term Gains	533,951
Net Unrealized Gains (Losses)	1,802,715
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,633,904
15

Strategic Equity Fund
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	146,478	101,686
Long-Term Capital Gains	305,395	632,901
Total	451,873	734,587
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,251,233
Gross Unrealized Appreciation	2,173,083
Gross Unrealized Depreciation	(370,368)
Net Unrealized Appreciation (Depreciation)	1,802,715
F.	During the year ended September 30, 2024, the fund purchased $5,024,898,000 of investment securities and sold $5,081,820,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2024, such purchases were  $18,144,000 and sales were $14,693,000, resulting in net realized gain of $480,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	23,768	16,182
Issued in Lieu of Cash Distributions	12,253	22,340
Redeemed	(28,628)	(26,200)
Net Increase (Decrease) in Shares Outstanding	7,393	12,322
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
16

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Horizon Funds and Shareholders of Vanguard Strategic Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Strategic Equity Fund (one of the funds constituting Vanguard Horizon Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
17

Tax information (unaudited)
For corporate shareholders, 27.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $98,234,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $563,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $327,039,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $16,898,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q1140 112024
18

Financial Statements
For the year ended September 30, 2024
Vanguard Capital Opportunity Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

Capital Opportunity Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.4%)
Communication Services (5.9%)
	Alphabet Inc. Class A	2,380,280	394,769
	Alphabet Inc. Class C	2,107,830	352,408
*	Baidu Inc. ADR	2,432,000	256,065
	Meta Platforms Inc. Class A	198,700	113,744
*	Pinterest Inc. Class A	2,564,350	83,008
	Electronic Arts Inc.	376,800	54,048
	Universal Music Group NV	1,122,119	29,356
*	Trade Desk Inc. Class A	249,100	27,314
*	ZoomInfo Technologies Inc.	1,783,764	18,408
*	Netflix Inc.	24,010	17,030
*	Live Nation Entertainment Inc.	148,000	16,205
	Walt Disney Co.	105,997	10,196
*	Roblox Corp. Class A	50,300	2,226
*	Snap Inc. Class A	23,000	246
			1,375,023
Consumer Discretionary (10.2%)
	Alibaba Group Holding Ltd. ADR	3,944,500	418,590
*	Tesla Inc.	1,424,290	372,637
	TJX Cos. Inc.	2,540,200	298,575
	Royal Caribbean Cruises Ltd.	1,094,000	194,032
*	Amazon.com Inc.	913,000	170,119
[1]	Sony Group Corp. ADR	1,481,975	143,114
*	CarMax Inc.	1,699,397	131,499
*	Capri Holdings Ltd.	2,790,888	118,445
*,1	XPeng Inc. ADR	9,400,419	114,497
	Entain plc	7,880,240	80,514
	Ross Stores Inc.	396,000	59,602
*	Flutter Entertainment plc	170,598	40,116
	eBay Inc.	542,000	35,290
*	Carnival Corp.	1,577,945	29,160
*	Ollie's Bargain Outlet Holdings Inc.	284,800	27,683
*	Burlington Stores Inc.	100,100	26,374
*,1	Mobileye Global Inc. Class A	1,359,700	18,628
*	DoorDash Inc. Class A	111,050	15,850
	Marriott International Inc. Class A	62,900	15,637
	Newell Brands Inc.	2,033,000	15,614
	Las Vegas Sands Corp.	224,100	11,281
*	Norwegian Cruise Line Holdings Ltd.	448,025	9,189
*	Ulta Beauty Inc.	23,000	8,950
	Restaurant Brands International Inc.	57,600	4,154
	Tapestry Inc.	88,300	4,148
*	Rivian Automotive Inc. Class A	239,000	2,682
*	Deckers Outdoor Corp.	12,780	2,038
*	Etsy Inc.	17,800	989
			2,369,407
Consumer Staples (0.7%)
*	Performance Food Group Co.	1,091,000	85,502
	Casey's General Stores Inc.	63,300	23,782
*	e.l.f. Beauty Inc.	203,770	22,217
*	US Foods Holding Corp.	222,900	13,708
*	BellRing Brands Inc.	180,662	10,970
	Dollar General Corp.	30,350	2,567
			158,746
Energy (3.2%)
	Hess Corp.	1,689,274	229,403
	Exxon Mobil Corp.	1,754,970	205,718
[1]	New Fortress Energy Inc.	6,624,318	60,215
	ConocoPhillips	536,400	56,472
1

Capital Opportunity Fund
		Shares	Market Value• ($000)
*	Transocean Ltd. (XNYS)	13,236,496	56,255
	EOG Resources Inc.	401,721	49,384
	Coterra Energy Inc.	1,153,350	27,623
	TechnipFMC plc	863,700	22,655
*	Southwestern Energy Co.	2,950,000	20,974
			728,699
Financials (7.2%)
	Raymond James Financial Inc.	2,880,050	352,691
	Northern Trust Corp.	2,057,951	185,277
	Visa Inc. Class A	605,400	166,455
	Wells Fargo & Co.	2,681,390	151,472
	MarketAxess Holdings Inc.	545,900	139,860
*	PayPal Holdings Inc.	1,560,110	121,735
	CME Group Inc.	369,754	81,586
	Tradeweb Markets Inc. Class A	658,800	81,474
	Morgan Stanley	774,264	80,709
	Progressive Corp.	275,900	70,012
	Bank of America Corp.	1,756,600	69,702
	Discover Financial Services	401,170	56,280
*	WEX Inc.	194,100	40,709
	JPMorgan Chase & Co.	170,400	35,931
	Mastercard Inc. Class A	30,600	15,110
	Charles Schwab Corp.	167,650	10,865
	LPL Financial Holdings Inc.	20,900	4,862
	Citigroup Inc.	66,700	4,176
	Goldman Sachs Group Inc.	3,450	1,708
			1,670,614
Health Care (30.1%)
	Eli Lilly & Co.	2,723,303	2,412,683
	Amgen Inc.	2,115,259	681,558
*	Biogen Inc.	2,349,847	455,494
*	Boston Scientific Corp.	5,049,026	423,108
*	BioMarin Pharmaceutical Inc.	5,549,780	390,094
	Thermo Fisher Scientific Inc.	473,100	292,646
*	BioNTech SE ADR	2,270,916	269,717
*	BeiGene Ltd. ADR	1,081,021	242,700
	Bristol-Myers Squibb Co.	4,427,350	229,071
	Novartis AG ADR	1,885,420	216,861
	AstraZeneca plc ADR	2,323,300	181,008
*	Illumina Inc.	1,323,069	172,541
*	Elanco Animal Health Inc. (XNYS)	10,621,176	156,025
*	LivaNova plc	1,961,800	103,073
	Zimmer Biomet Holdings Inc.	924,200	99,767
*	Edwards Lifesciences Corp.	1,292,600	85,299
	Revvity Inc.	612,050	78,189
*	Qiagen NV	1,474,891	67,211
	Roche Holding AG	200,231	64,077
*	Alkermes plc	1,837,600	51,434
*,1	Immunocore Holdings plc ADR	1,622,059	50,495
*	Charles River Laboratories International Inc.	254,900	50,208
*	Glaukos Corp.	261,900	34,120
*	Neurocrine Biosciences Inc.	287,740	33,153
	Agilent Technologies Inc.	200,700	29,800
	Medtronic plc	144,000	12,964
	Alcon Inc.	120,840	12,093
*	Waters Corp.	32,361	11,646
*	Allogene Therapeutics Inc.	3,566,079	9,985
[2]	Siemens Healthineers AG	133,680	8,029
*	Bridgebio Pharma Inc.	269,900	6,872
*	Repligen Corp.	32,858	4,890
*	IQVIA Holdings Inc.	11,392	2,700
	Humana Inc.	7,475	2,368
*	GRAIL Inc.	158,179	2,177
	Sandoz Group AG	50,078	2,087
	Danaher Corp.	7,395	2,056
*	FibroGen Inc.	3,961,368	1,582
*	Guardant Health Inc.	43,686	1,002
*	Mural Oncology plc	90,000	282
2

Capital Opportunity Fund
		Shares	Market Value• ($000)
*	Zimvie Inc.	4,830	77
			6,951,142
Industrials (11.7%)
	FedEx Corp.	1,634,074	447,213
	AECOM	4,026,936	415,862
	Jacobs Solutions Inc.	2,135,049	279,478
	Southwest Airlines Co.	8,514,489	252,284
*	United Airlines Holdings Inc.	3,618,913	206,495
	Airbus SE	1,363,020	199,487
	Delta Air Lines Inc.	2,801,500	142,288
*,1	American Airlines Group Inc.	11,078,300	124,520
	TransDigm Group Inc.	77,869	111,129
*	NEXTracker Inc. Class A	2,570,197	96,331
	Curtiss-Wright Corp.	280,200	92,099
*	Amentum Holdings Inc.	2,135,049	68,855
	Textron Inc.	636,400	56,372
*	Uber Technologies Inc.	576,600	43,337
	IDEX Corp.	193,500	41,506
	GFL Environmental Inc. (XTSE)	633,100	25,248
	AMETEK Inc.	120,000	20,605
*	Lyft Inc. Class A	1,489,824	18,995
	Ryanair Holdings plc ADR	403,750	18,242
	Union Pacific Corp.	60,000	14,789
*	JetBlue Airways Corp.	1,638,000	10,745
	Rockwell Automation Inc.	39,500	10,604
*	Chart Industries Inc.	84,900	10,540
	Old Dominion Freight Line Inc.	40,000	7,946
			2,714,970
Information Technology (26.8%)
	Microsoft Corp.	1,351,800	581,680
	KLA Corp.	689,100	533,646
	Micron Technology Inc.	5,039,527	522,649
*	Flex Ltd.	15,007,202	501,691
	NVIDIA Corp.	3,685,000	447,506
	NetApp Inc.	2,562,900	316,544
*	Adobe Inc.	580,100	300,364
	Texas Instruments Inc.	1,408,940	291,045
	ASML Holding NV GDR (Registered)	339,467	282,861
*	Trimble Inc.	3,130,631	194,381
	Jabil Inc.	1,537,400	184,227
	Universal Display Corp.	847,314	177,851
*	Descartes Systems Group Inc.	1,680,344	173,008
	Intel Corp.	6,872,200	161,222
	Corning Inc.	3,032,324	136,909
	QUALCOMM Inc.	717,710	122,047
	Oracle Corp.	668,200	113,861
	Entegris Inc.	967,700	108,895
*	Nutanix Inc. Class A	1,674,019	99,186
	Intuit Inc.	153,600	95,386
*,1	ARM Holdings plc ADR	494,500	70,718
	Salesforce Inc.	253,300	69,331
*	FormFactor Inc.	1,438,241	66,159
	Teradyne Inc.	473,100	63,362
*	Zoom Video Communications Inc. Class A	880,650	61,417
	HP Inc.	1,600,660	57,416
	Broadcom Inc.	325,700	56,183
	Hewlett Packard Enterprise Co.	2,703,040	55,304
	Marvell Technology Inc.	573,700	41,375
*	Aurora Innovation Inc.	6,922,200	40,979
*	Autodesk Inc.	133,600	36,804
*	Gitlab Inc. Class A	658,900	33,960
*	Wolfspeed Inc.	3,131,600	30,377
*	Keysight Technologies Inc.	154,490	24,553
*	Palo Alto Networks Inc.	64,750	22,132
	Analog Devices Inc.	90,000	20,715
*	Gartner Inc.	39,400	19,966
*	BlackBerry Ltd.	6,635,476	17,385
*	Okta Inc.	214,516	15,947
*	MongoDB Inc.	52,900	14,302
3

Capital Opportunity Fund
		Shares	Market Value• ($000)
*	DocuSign Inc.	176,700	10,971
*	Unity Software Inc.	393,884	8,910
*	Western Digital Corp.	99,680	6,807
	Applied Materials Inc.	10,700	2,162
*	Crowdstrike Holdings Inc. Class A	6,350	1,781
*	RingCentral Inc. Class A	42,500	1,344
*	HubSpot Inc.	2,000	1,063
*	Arista Networks Inc.	200	77
			6,196,459
Materials (0.6%)
*	Ivanhoe Mines Ltd. Class A	7,245,800	107,793
	Albemarle Corp.	214,800	20,344
			128,137
Total Common Stocks (Cost $8,547,485)			22,293,197
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[3,4]	Vanguard Market Liquidity Fund, 5.014% (Cost $1,008,388)	10,086,399	1,008,640
Total Investments (100.8%) (Cost $9,555,873)			23,301,837
Other Assets and Liabilities—Net (-0.8%)			(186,844)
Net Assets (100%)			23,114,993
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $166,815,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $8,029,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $179,030,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Capital Opportunity Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,547,485)	22,293,197
Affiliated Issuers (Cost $1,008,388)	1,008,640
Total Investments in Securities	23,301,837
Investment in Vanguard	637
Foreign Currency, at Value (Cost $1)	1
Receivables for Investment Securities Sold	27,716
Receivables for Accrued Income	14,073
Receivables for Capital Shares Issued	3,780
Total Assets	23,348,044
Liabilities
Due to Custodian	23,750
Payables for Investment Securities Purchased	8,429
Collateral for Securities on Loan	179,030
Payables to Investment Advisor	12,598
Payables for Capital Shares Redeemed	7,972
Payables to Vanguard	1,272
Total Liabilities	233,051
Net Assets	23,114,993
1 Includes $166,815,000 of securities on loan.
At September 30, 2024, net assets consisted of:

Paid-in Capital	7,730,438
Total Distributable Earnings (Loss)	15,384,555
Net Assets	23,114,993

Investor Shares—Net Assets
Applicable to 15,632,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,389,093
Net Asset Value Per Share—Investor Shares	$88.86

Admiral™ Shares—Net Assets
Applicable to 105,902,735 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,725,900
Net Asset Value Per Share—Admiral Shares	$205.15

See accompanying Notes, which are an integral part of the Financial Statements.
5

Capital Opportunity Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	203,053
Interest—Unaffiliated Issuers	1
Interest—Affiliated Issuers	38,427
Securities Lending—Net	3,170
Total Income	244,651
Expenses
Investment Advisory Fees—Note B	48,407
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,627
Management and Administrative—Admiral Shares	24,999
Marketing and Distribution—Investor Shares	56
Marketing and Distribution—Admiral Shares	645
Custodian Fees	315
Auditing Fees	30
Shareholders’ Reports and Proxy Fees—Investor Shares	49
Shareholders’ Reports and Proxy Fees—Admiral Shares	160
Trustees’ Fees and Expenses	14
Other Expenses	34
Total Expenses	77,336
Expenses Paid Indirectly	(25)
Net Expenses	77,311
Net Investment Income	167,340
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	6
Investment Securities Sold—Unaffiliated Issuers	1,671,435
Investment Securities Sold—Affiliated Issuers	(65,744)
Foreign Currencies	85
Realized Net Gain (Loss)	1,605,782
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	2,913,758
Investment Securities—Affiliated Issuers	63,854
Foreign Currencies	150
Change in Unrealized Appreciation (Depreciation)	2,977,762
Net Increase (Decrease) in Net Assets Resulting from Operations	4,750,884
1	Dividends are net of foreign withholding taxes of $2,707,000.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Opportunity Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	167,340	155,416
Realized Net Gain (Loss)	1,605,782	375,510
Change in Unrealized Appreciation (Depreciation)	2,977,762	3,410,799
Net Increase (Decrease) in Net Assets Resulting from Operations	4,750,884	3,941,725
Distributions
Investor Shares	(31,970)	(101,100)
Admiral Shares	(457,901)	(1,356,592)
Total Distributions	(489,871)	(1,457,692)
Capital Share Transactions
Investor Shares	(145,710)	(23,256)
Admiral Shares	(227,324)	956,427
Net Increase (Decrease) from Capital Share Transactions	(373,034)	933,171
Total Increase (Decrease)	3,887,979	3,417,204
Net Assets
Beginning of Period	19,227,014	15,809,810
End of Period	23,114,993	19,227,014

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Opportunity Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$72.75	$63.49	$88.53	$71.69	$64.38
Investment Operations
Net Investment Income[1]	.581	.548	.470	.276	.454
Net Realized and Unrealized Gain (Loss) on Investments	17.340	14.575	(16.748)	23.563	11.233
Total from Investment Operations	17.921	15.123	(16.278)	23.839	11.687
Distributions
Dividends from Net Investment Income	(.544)	(.506)	(.295)	(.334)	(.501)
Distributions from Realized Capital Gains	(1.267)	(5.357)	(8.467)	(6.665)	(3.876)
Total Distributions	(1.811)	(5.863)	(8.762)	(6.999)	(4.377)
Net Asset Value, End of Period	$88.86	$72.75	$63.49	$88.53	$71.69
Total Return[2]	25.01%	25.20%	-20.45%	34.75%	18.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,389	$1,260	$1,114	$1,585	$1,518
Ratio of Total Expenses to Average Net Assets	0.43%[3]	0.43%[3]	0.43%[3]	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.72%	0.79%	0.61%	0.33%	0.69%
Portfolio Turnover Rate	9%	6%	6%	7%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.43%.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Capital Opportunity Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$167.95	$146.60	$204.49	$165.62	$148.73
Investment Operations
Net Investment Income[1]	1.469	1.377	1.215	.775	1.148
Net Realized and Unrealized Gain (Loss) on Investments	40.027	33.636	(38.672)	54.409	25.968
Total from Investment Operations	41.496	35.013	(37.457)	55.184	27.116
Distributions
Dividends from Net Investment Income	(1.370)	(1.293)	(.873)	(.916)	(1.270)
Distributions from Realized Capital Gains	(2.926)	(12.370)	(19.560)	(15.398)	(8.956)
Total Distributions	(4.296)	(13.663)	(20.433)	(16.314)	(10.226)
Net Asset Value, End of Period	$205.15	$167.95	$146.60	$204.49	$165.62
Total Return[2]	25.09%	25.29%	-20.39%	34.84%	18.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,726	$17,967	$14,696	$19,228	$15,395
Ratio of Total Expenses to Average Net Assets	0.36%[3]	0.36%[3]	0.36%[3]	0.36%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.78%	0.86%	0.68%	0.40%	0.76%
Portfolio Turnover Rate	9%	6%	6%	7%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.36%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Capital Opportunity Fund
Notes to Financial Statements
Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10

Capital Opportunity Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the year ended September 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $637,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $25,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,869,531	423,666	—	22,293,197
Temporary Cash Investments	1,008,640	—	—	1,008,640
Total	22,878,171	423,666	—	23,301,837
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	61,609
Total Distributable Earnings (Loss)	(61,609)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
11

Capital Opportunity Fund
differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	169,836
Undistributed Long-Term Gains	1,490,951
Net Unrealized Gains (Losses)	13,723,768
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	15,384,555
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	165,406	138,806
Long-Term Capital Gains	324,465	1,318,886
Total	489,871	1,457,692
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,578,252
Gross Unrealized Appreciation	14,950,399
Gross Unrealized Depreciation	(1,226,814)
Net Unrealized Appreciation (Depreciation)	13,723,585
G.	During the year ended September 30, 2024, the fund purchased $1,776,267,000 of investment securities and sold $2,785,942,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	136,706	1,782	79,142	1,145
Issued in Lieu of Cash Distributions	28,323	366	90,111	1,424
Redeemed	(310,739)	(3,829)	(192,509)	(2,794)
Net Increase (Decrease)—Investor Shares	(145,710)	(1,681)	(23,256)	(225)
Admiral Shares
Issued	1,228,790	6,625	1,214,916	7,660
Issued in Lieu of Cash Distributions	391,037	2,192	1,175,773	8,055
Redeemed	(1,847,151)	(9,894)	(1,434,262)	(8,979)
Net Increase (Decrease)—Admiral Shares	(227,324)	(1,077)	956,427	6,736
12

Capital Opportunity Fund
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
FibroGen Inc.	4,676	—	1,045	(65,815)	63,766	—	—	NA1
Vanguard Market Liquidity Fund	677,243	NA2	NA2	71	88	38,427	6	1,008,640
Total	681,919	—	1,045	(65,744)	63,854	38,427	6	1,008,640
1	Not applicable—at September 30, 2024, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
K.	Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Horizon Funds and Shareholders of Vanguard Capital Opportunity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Capital Opportunity Fund (one of the funds constituting Vanguard Horizon Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
For corporate shareholders, 77.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $190,638,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $10,656,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $378,563,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q1110 112024
15

Financial Statements
For the year ended September 30, 2024
Vanguard Global Equity Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	15
Tax information	16

Global Equity Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.9%)
Australia (0.6%)
[1]	BHP Group Ltd. (XLON) Class DI	1,620,223	50,213
Brazil (1.2%)
	Ambev SA	13,825,610	33,196
	Petroleo Brasileiro SA ADR (XNYS)	1,989,053	28,662
	B3 SA - Brasil Bolsa Balcao	12,219,100	24,022
	XP Inc. Class A	611,465	10,970
			96,850
Canada (1.9%)
*	Shopify Inc. Class A (XTSE)	935,633	74,982
	Magna International Inc.	1,195,155	49,049
	Stella-Jones Inc.	528,574	34,701
			158,732
China (2.8%)
	Alibaba Group Holding Ltd.	3,796,979	50,457
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	1,298,800	45,645
	China Overseas Land & Investment Ltd.	19,813,000	39,690
	ANTA Sports Products Ltd.	2,815,000	33,324
*	PDD Holdings Inc. ADR	236,918	31,939
	Kweichow Moutai Co. Ltd. Class A	80,900	19,824
*	Li Auto Inc. Class A	1,063,258	13,673
			234,552
Denmark (1.2%)
	Novo Nordisk A/S Class B	683,691	81,094
*	Genmab A/S	70,490	17,089
			98,183
Finland (0.7%)
	Nokia OYJ	10,364,126	45,251
	Nokia OYJ ADR	2,677,936	11,703
			56,954
France (3.1%)
	Sanofi SA	486,547	56,021
	Cie Generale des Etablissements Michelin SCA	1,017,313	41,316
	ArcelorMittal SA	1,380,084	36,137
	Rexel SA	1,000,420	28,999
	Nexans SA	154,122	22,623
	Hermes International SCA	7,143	17,589
*	SOITEC	173,994	17,427
	LVMH Moet Hennessy Louis Vuitton SE	22,501	17,255
	Sartorius Stedim Biotech	67,434	14,119
[2]	Amundi SA	135,117	10,099
			261,585
Germany (1.7%)
	BASF SE	1,137,093	60,269
	Daimler Truck Holding AG	1,191,469	44,736
	Fresenius Medical Care AG	951,352	40,425
			145,430
Hong Kong (0.9%)
	AIA Group Ltd.	5,684,400	49,641
	Galaxy Entertainment Group Ltd.	5,569,220	27,502
			77,143
India (0.7%)
[2]	Reliance Industries Ltd. GDR	855,520	59,625
Ireland (1.1%)
	Ryanair Holdings plc ADR	2,078,665	93,914
1

Global Equity Fund
		Shares	Market Value• ($000)
Italy (0.5%)
	Enel SpA	5,322,484	42,515
*	Saipem SpA	10,000	22
			42,537
Japan (3.8%)
	Olympus Corp.	2,783,500	52,913
	Recruit Holdings Co. Ltd.	784,600	47,666
	Daiichi Sankyo Co. Ltd.	1,003,900	33,161
	Keyence Corp.	57,936	27,767
	SMC Corp.	61,400	27,459
	Chugai Pharmaceutical Co. Ltd.	540,400	26,194
	Nippon Paint Holdings Co. Ltd.	3,303,900	25,162
*	Rakuten Group Inc.	3,611,800	23,305
	Shiseido Co. Ltd.	796,500	21,662
	Resona Holdings Inc.	2,789,600	19,547
	CyberAgent Inc.	1,960,900	13,940
			318,776
Netherlands (3.8%)
	Prosus NV	2,524,570	110,183
*,2	Adyen NV	37,907	59,348
	ING Groep NV	2,717,976	49,312
	Randstad NV	933,998	46,407
*	Argenx SE ADR	55,715	30,202
	ASM International NV	41,133	27,138
			322,590
Norway (0.4%)
	Schibsted ASA Class A	836,918	26,970
	Schibsted ASA Class B	110,730	3,329
			30,299
Other (0.2%)
[3]	Vanguard Growth ETF	43,202	16,587
Russia (0.0%)
*,4	Sberbank of Russia PJSC	3,912,108	—
*,4	VK Co. Ltd. GDR	128,137	—
*,4	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.8%)
*	Sea Ltd. ADR	350,825	33,076
*	Grab Holdings Ltd. Class A	8,073,578	30,679
			63,755
South Korea (1.8%)
*	Coupang Inc.	3,377,399	82,915
	Shinhan Financial Group Co. Ltd.	970,105	41,145
	Samsung Electronics Co. Ltd. (XKRX)	655,825	30,652
			154,712
Sweden (1.6%)
*	Spotify Technology SA	156,410	57,642
	Atlas Copco AB Class B	3,064,940	52,588
	Epiroc AB Class B	1,388,117	26,322
			136,552
Switzerland (1.4%)
	Cie Financiere Richemont SA Class A (Registered)	284,528	45,184
	UBS Group AG (Registered)	1,357,738	42,014
	Roche Holding AG	104,819	33,544
			120,742
Taiwan (1.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,619,000	109,128
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	295,754	51,363
			160,491
United Kingdom (5.1%)
	CRH plc (SGMX)	1,307,044	119,623
*	Flutter Entertainment plc	246,205	57,895
	HSBC Holdings plc	4,666,019	41,859
	Shell plc	1,215,855	40,165
	NatWest Group plc	7,015,708	32,478
2

Global Equity Fund
		Shares	Market Value• ($000)
	Barclays plc	10,438,078	31,362
	Standard Chartered plc	2,853,937	30,269
	J Sainsbury plc	6,322,838	25,022
	Bellway plc	548,568	22,871
	Reckitt Benckiser Group plc	324,106	19,830
	Tesco plc	2,026,137	9,728
			431,102
United States (59.7%)
	NVIDIA Corp.	2,549,874	309,657
*	Amazon.com Inc.	1,428,634	266,197
	Microsoft Corp.	613,046	263,794
	Meta Platforms Inc. Class A	281,194	160,967
	Mastercard Inc. Class A	271,980	134,304
	Elevance Health Inc.	251,703	130,886
	Martin Marietta Materials Inc.	233,235	125,539
	UnitedHealth Group Inc.	206,907	120,974
*	MercadoLibre Inc.	51,981	106,663
*	Netflix Inc.	131,979	93,609
*	DoorDash Inc. Class A	645,983	92,201
	Eli Lilly & Co.	102,869	91,136
	Service Corp. International	1,148,110	90,620
	Moody's Corp.	190,828	90,565
	Apple Inc.	352,989	82,246
*	Trade Desk Inc. Class A	742,197	81,382
	Baxter International Inc.	1,763,470	66,959
	Alphabet Inc. Class A	401,422	66,576
	Cognizant Technology Solutions Corp. Class A	853,395	65,865
*	Clean Harbors Inc.	265,181	64,097
	Alphabet Inc. Class C	366,946	61,350
	Analog Devices Inc.	256,701	59,085
	Capital One Financial Corp.	364,739	54,612
	Dow Inc.	970,853	53,038
	Arthur J Gallagher & Co.	186,636	52,514
*	Adobe Inc.	100,518	52,046
*	Charter Communications Inc. Class A	160,384	51,977
	Citigroup Inc.	809,185	50,655
*	CBRE Group Inc. Class A	396,114	49,308
	Wells Fargo & Co.	865,700	48,903
	HA Sustainable Infrastructure Capital Inc.	1,362,784	46,975
	Lear Corp.	403,624	44,056
	Texas Instruments Inc.	213,223	44,045
	S&P Global Inc.	84,945	43,884
	Bank of America Corp.	1,096,176	43,496
	CVS Health Corp.	686,918	43,193
	Advanced Drainage Systems Inc.	266,120	41,823
*	Exact Sciences Corp.	605,485	41,246
	SS&C Technologies Holdings Inc.	548,431	40,699
	Dollar General Corp.	477,347	40,369
	Royalty Pharma plc Class A	1,411,683	39,936
*	Alnylam Pharmaceuticals Inc.	144,924	39,858
	MetLife Inc.	476,240	39,280
*	Block Inc. (XNYS)	582,011	39,070
*	Cloudflare Inc. Class A	481,727	38,967
*	Chipotle Mexican Grill Inc.	663,532	38,233
	Eaton Corp. plc	114,869	38,072
	Comfort Systems USA Inc.	95,686	37,351
	Humana Inc.	116,538	36,912
*	Markel Group Inc.	22,319	35,009
	Bristol-Myers Squibb Co.	668,044	34,565
	Prologis Inc.	269,695	34,057
*	AutoZone Inc.	10,643	33,526
*	AeroVironment Inc.	165,912	33,265
	NOV Inc.	2,059,130	32,884
	Medtronic plc	363,510	32,727
	Thermo Fisher Scientific Inc.	51,604	31,921
*	Chewy Inc. Class A	1,054,653	30,891
*	ICON plc	106,671	30,648
	Global Payments Inc.	282,032	28,886
*	CoStar Group Inc.	382,331	28,843
3

Global Equity Fund
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	469,676	27,974
*	Champion Homes Inc.	294,157	27,901
	PVH Corp.	273,044	27,531
*	Intuitive Surgical Inc.	55,873	27,449
	Entegris Inc.	243,570	27,409
*	First Solar Inc.	109,470	27,306
*	Dayforce Inc.	441,389	27,035
*	Uber Technologies Inc.	345,156	25,942
	Walt Disney Co.	266,088	25,595
*	SiteOne Landscape Supply Inc.	168,594	25,443
	Gentex Corp.	844,876	25,084
*	Builders FirstSource Inc.	128,896	24,988
*	HubSpot Inc.	46,303	24,615
*	Floor & Decor Holdings Inc. Class A	195,910	24,326
*	Datadog Inc. Class A	204,728	23,556
*	REVOLUTION Medicines Inc.	514,601	23,337
*	Aptiv plc	323,748	23,313
*	Norwegian Cruise Line Holdings Ltd.	1,124,552	23,065
*	Shake Shack Inc. Class A	216,702	22,366
*	Airbnb Inc. Class A	175,712	22,282
	Equitable Holdings Inc.	523,294	21,994
*	MongoDB Inc.	79,417	21,470
*	Unity Software Inc.	935,080	21,151
*	Coherent Corp.	237,347	21,103
*	Dutch Bros Inc. Class A	651,468	20,866
*	YETI Holdings Inc.	507,715	20,832
	Edison International	236,180	20,569
*	Synopsys Inc.	36,813	18,642
	Newell Brands Inc.	2,406,073	18,479
	Brunswick Corp.	219,750	18,419
*	Neogen Corp.	1,093,325	18,379
*	Sweetgreen Inc. Class A	495,231	17,556
	Wingstop Inc.	41,251	17,164
*	Moderna Inc.	254,972	17,040
	Albemarle Corp.	175,394	16,612
	Lineage Inc.	165,042	12,936
	Amdocs Ltd.	124,948	10,930
*,1	Mobileye Global Inc. Class A	684,467	9,377
*,4	ABIOMED Inc. CVR	82,912	85
			5,032,533
Total Common Stocks (Cost $5,661,607)			8,163,857
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[5,6]	Vanguard Market Liquidity Fund, 5.014% (Cost $280,367)	2,803,944	280,394
Total Investments (100.2%) (Cost $5,941,974)			8,444,251
Other Assets and Liabilities—Net (-0.2%)			(18,573)
Net Assets (100%)			8,425,678
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,822,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $129,072,000, representing 1.5% of net assets.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $16,950,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
4

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	430	125,006	1,996
MSCI EAFE Index	December 2024	382	47,517	870
MSCI Emerging Markets Index	December 2024	338	19,819	942
				3,808

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	12/18/24	AUD	2	USD	1	—	—
BNP Paribas	12/18/24	CAD	2	USD	2	—	—
Canadian Imperial Bank of Commerce	12/18/24	HKD	12	USD	2	—	—
Royal Bank of Canada	12/18/24	JPY	563	USD	4	—	—
Deutsche Bank AG	12/18/24	USD	10	CHF	8	—	—
Toronto-Dominion Bank	12/18/24	USD	343	EUR	309	—	(1)
State Street Bank & Trust Co.	12/18/24	USD	32	GBP	24	—	(1)
Bank of Montreal	12/18/24	USD	213	SEK	2,195	—	(4)
						—	(6)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Equity Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,645,689)	8,147,270
Affiliated Issuers (Cost $296,285)	296,981
Total Investments in Securities	8,444,251
Investment in Vanguard	231
Cash Collateral Pledged—Futures Contracts	8,503
Foreign Currency, at Value (Cost $35)	20
Receivables for Investment Securities Sold	12,548
Receivables for Accrued Income	9,670
Receivables for Capital Shares Issued	1,092
Total Assets	8,476,315
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	24,261
Collateral for Securities on Loan	16,950
Payables to Investment Advisor	4,246
Payables for Capital Shares Redeemed	4,325
Payables to Vanguard	804
Variation Margin Payable—Futures Contracts	44
Unrealized Depreciation—Forward Currency Contracts	6
Total Liabilities	50,637
Net Assets	8,425,678
1 Includes $15,822,000 of securities on loan.
At September 30, 2024, net assets consisted of:

Paid-in Capital	5,774,900
Total Distributable Earnings (Loss)	2,650,778
Net Assets	8,425,678

Net Assets
Applicable to 222,449,751 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,425,678
Net Asset Value Per Share	$37.88

See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Equity Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	117,657
Dividends—Affiliated Issuers	397
Interest—Unaffiliated Issuers	461
Interest—Affiliated Issuers	12,172
Securities Lending—Net	167
Total Income	130,854
Expenses
Investment Advisory Fees—Note B
Basic Fee	17,926
Performance Adjustment	(1,949)
The Vanguard Group—Note C
Management and Administrative	16,492
Marketing and Distribution	357
Custodian Fees	205
Auditing Fees	43
Shareholders’ Reports	108
Trustees’ Fees and Expenses	5
Other Expenses	125
Total Expenses	33,312
Expenses Paid Indirectly	(77)
Net Expenses	33,235
Net Investment Income	97,619
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	1
Investment Securities Sold—Unaffiliated Issuers[2]	377,261
Investment Securities Sold—Affiliated Issuers	9,356
Futures Contracts	29,234
Foreign Currencies	(1,841)
Realized Net Gain (Loss)	414,011
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	1,557,820
Investment Securities—Affiliated Issuers	940
Futures Contracts	9,172
Forward Currency Contracts	(6)
Foreign Currencies	310
Change in Unrealized Appreciation (Depreciation)	1,568,236
Net Increase (Decrease) in Net Assets Resulting from Operations	2,079,866
1	Dividends are net of foreign withholding taxes of $6,879,000.
2	Realized gain (loss) is net of foreign capital gain taxes of $1,011,000.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($574,000).

See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Equity Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	97,619	88,364
Realized Net Gain (Loss)	414,011	25,919
Change in Unrealized Appreciation (Depreciation)	1,568,236	1,140,730
Net Increase (Decrease) in Net Assets Resulting from Operations	2,079,866	1,255,013
Distributions
Total Distributions	(87,392)	(689,754)
Capital Share Transactions
Issued	448,821	561,398
Issued in Lieu of Cash Distributions	75,899	603,992
Redeemed	(1,061,728)	(1,031,827)
Net Increase (Decrease) from Capital Share Transactions	(537,008)	133,563
Total Increase (Decrease)	1,455,466	698,822
Net Assets
Beginning of Period	6,970,212	6,271,390
End of Period	8,425,678	6,970,212

See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.24	$27.07	$41.53	$33.31	$30.75
Investment Operations
Net Investment Income[1]	.422	.366	.373	.371	.312
Net Realized and Unrealized Gain (Loss) on Investments	8.592	4.831	(10.641)	8.939	4.219
Total from Investment Operations	9.014	5.197	(10.268)	9.310	4.531
Distributions
Dividends from Net Investment Income	(.374)	(.442)	(.355)	(.254)	(.742)
Distributions from Realized Capital Gains	—	(2.585)	(3.837)	(.836)	(1.229)
Total Distributions	(.374)	(3.027)	(4.192)	(1.090)	(1.971)
Net Asset Value, End of Period	$37.88	$29.24	$27.07	$41.53	$33.31
Total Return[2]	31.04%	20.22%	-27.52%	28.29%	15.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,426	$6,970	$6,271	$9,063	$6,809
Ratio of Total Expenses to Average Net Assets[3]	0.43%[4]	0.42%[5]	0.41%[5]	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.24%	1.07%	0.93%	1.02%
Portfolio Turnover Rate	38%	25%	84%	28%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.03%), (0.04%), (0.00%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.43%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.42%, and 0.41%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Equity Fund
Notes to Financial Statements
Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10

Global Equity Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	The investment advisory firms Baillie Gifford Overseas Ltd., Wellington Management Company llp, and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years. The basic fees of Wellington Management Company llp and Pzena Investment Management, LLC, are subject to quarterly adjustments based on performance relative to the MSCI All Country World Growth Index and the MSCI All Country World Value Index, respectively, since September 30, 2022.
Vanguard manages the cash reserves of the fund as described below.
For the year ended September 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net decrease of $1,949,000 (0.02%) based on performance.
11

Global Equity Fund
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $231,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, these arrangements reduced the fund’s management and administrative expenses by $2,000 and custodian fees by $75,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	5,288,030	—	85	5,288,115
Common Stocks—Other	440,020	2,435,722	—	2,875,742
Temporary Cash Investments	280,394	—	—	280,394
Total	6,008,444	2,435,722	85	8,444,251
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,808	—	—	3,808
Liabilities
Forward Currency Contracts	—	(6)	—	(6)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At September 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	3,808	—	3,808
Total Assets	3,808	—	3,808

Unrealized Depreciation—Forward Currency Contracts	—	(6)	(6)
Total Liabilities	—	(6)	(6)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	29,234	—	29,234
12

Global Equity Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	9,172	—	9,172
Forward Currency Contracts	—	(6)	(6)
Change in Unrealized Appreciation (Depreciation) on Derivatives	9,172	(6)	9,166
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, passive foreign investment companies, distributions in connection with fund share redemptions, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,087
Total Distributable Earnings (Loss)	(1,087)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	77,161
Undistributed Long-Term Gains	96,384
Net Unrealized Gains (Losses)	2,476,970
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	263
Total	2,650,778
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	87,392	100,618
Long-Term Capital Gains	—	589,136
Total	87,392	689,754
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,967,477
Gross Unrealized Appreciation	2,768,595
Gross Unrealized Depreciation	(291,821)
Net Unrealized Appreciation (Depreciation)	2,476,774
H.	During the year ended September 30, 2024, the fund purchased $2,873,925,000 of investment securities and sold $3,417,558,000 of investment securities, other than temporary cash investments.
13

Global Equity Fund
I.	Capital shares issued and redeemed were:

	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	13,314	19,239
Issued in Lieu of Cash Distributions	2,335	22,537
Redeemed	(31,571)	(35,076)
Net Increase (Decrease) in Shares Outstanding	(15,922)	6,700
J.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Growth ETF	—	354,768	346,143	7,293	669	76	—	16,587
Vanguard Market Liquidity Fund	192,477	NA1	NA1	6	11	12,172	1	280,394
Vanguard Total World Stock ETF	33,307	69,710	105,334	2,057	260	321	—	—
Total	225,784	424,478	451,477	9,356	940	12,569	1	296,981
1	Not applicable—purchases and sales are for temporary cash investment purposes.
K.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
L.	Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
14

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Horizon Funds and Shareholders of Vanguard Global Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Equity Fund (one of the funds constituting Vanguard Horizon Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
15

Tax information (unaudited)
For corporate shareholders, 37.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $97,596,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $3,468,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $547,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q1290 112024
16

Financial Statements
For the year ended September 30, 2024
Vanguard Strategic Small-Cap Equity Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	18
Tax information	19

Strategic Small-Cap Equity Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (2.8%)
	Telephone and Data Systems Inc.	325,883	7,577
*	Yelp Inc.	182,452	6,400
*	ZipRecruiter Inc. Class A	466,795	4,435
*	Clear Channel Outdoor Holdings Inc.	2,479,928	3,968
*	Vimeo Inc.	715,259	3,612
*	Anterix Inc.	91,906	3,461
*	Madison Square Garden Entertainment Corp.	74,686	3,176
*	TripAdvisor Inc.	189,923	2,752
*	Lumen Technologies Inc.	363,853	2,583
*	Bandwidth Inc. Class A	89,692	1,571
*	EverQuote Inc. Class A	73,248	1,545
*	WideOpenWest Inc.	284,280	1,492
*	Mediaalpha Inc. Class A	76,188	1,380
	Playtika Holding Corp.	174,223	1,380
*	Altice USA Inc. Class A	507,593	1,249
*	Magnite Inc.	70,816	981
*	iHeartMedia Inc. Class A	478,484	885
*	EW Scripps Co. Class A	252,951	568
*	Bumble Inc. Class A	87,842	560
	Iridium Communications Inc.	17,232	525
	Scholastic Corp.	11,847	379
			50,479
Consumer Discretionary (12.7%)
	KB Home	143,595	12,305
	PVH Corp.	113,864	11,481
	Toll Brothers Inc.	69,045	10,667
*	M/I Homes Inc.	62,234	10,664
*	Dave & Buster's Entertainment Inc.	254,410	8,663
	Wingstop Inc.	20,049	8,342
*	Tri Pointe Homes Inc.	177,533	8,044
*	Abercrombie & Fitch Co. Class A	57,405	8,031
*	frontdoor Inc.	163,318	7,838
	Travel & Leisure Co.	165,851	7,642
	Texas Roadhouse Inc.	42,690	7,539
	Gap Inc.	295,616	6,518
	Boyd Gaming Corp.	99,657	6,443
	Upbound Group Inc.	181,789	5,815
	Harley-Davidson Inc.	148,065	5,705
	Macy's Inc.	341,516	5,358
	Nordstrom Inc.	203,311	4,572
*	Wayfair Inc. Class A	76,212	4,282
*	American Axle & Manufacturing Holdings Inc.	654,786	4,047
	American Eagle Outfitters Inc.	172,005	3,851
*	Taylor Morrison Home Corp.	50,988	3,582
*	Goodyear Tire & Rubber Co.	399,658	3,537
*	Playa Hotels & Resorts NV	444,620	3,446
*	National Vision Holdings Inc.	310,900	3,392
*	Shake Shack Inc. Class A	32,789	3,384
	Standard Motor Products Inc.	100,801	3,347
*	Urban Outfitters Inc.	81,637	3,128
	Perdoceo Education Corp.	130,690	2,907
*	Brinker International Inc.	37,831	2,895
	Dana Inc.	270,621	2,858
*	Adtalem Global Education Inc.	36,897	2,785
	ADT Inc.	378,806	2,739
*	Duolingo Inc.	9,430	2,659
*	Grand Canyon Education Inc.	18,400	2,610
*	Warby Parker Inc. Class A	158,136	2,582
*	Light & Wonder Inc.	25,150	2,282

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Qurate Retail Inc. Series A	3,647,629	2,225
*	G-III Apparel Group Ltd.	68,253	2,083
*	Hovnanian Enterprises Inc. Class A	10,054	2,055
	Buckle Inc.	46,545	2,047
*	GameStop Corp. Class A	88,695	2,034
	Strategic Education Inc.	19,937	1,845
	Academy Sports & Outdoors Inc.	25,946	1,514
	Columbia Sportswear Co.	17,368	1,445
*	Hanesbrands Inc.	181,944	1,337
*	Chegg Inc.	674,170	1,193
	Carriage Services Inc.	36,099	1,185
*	Valvoline Inc.	26,424	1,106
	Leggett & Platt Inc.	80,242	1,093
*	Sonos Inc.	88,560	1,088
*	Zumiez Inc.	50,038	1,066
*	Carvana Co.	5,137	894
*	Adient plc	35,394	799
*	Bright Horizons Family Solutions Inc.	5,451	764
*	Cava Group Inc.	5,638	698
*	Accel Entertainment Inc.	51,364	597
*	BJ's Restaurants Inc.	17,629	574
	Bloomin' Brands Inc.	32,337	535
	Signet Jewelers Ltd.	3,552	366
*	Coursera Inc.	43,318	344
*	Genesco Inc.	11,924	324
*	Gentherm Inc.	6,100	284
*	Stitch Fix Inc. Class A	94,098	265
			225,700
Consumer Staples (3.5%)
	Coca-Cola Consolidated Inc.	7,344	9,668
*	BellRing Brands Inc.	156,782	9,520
	Turning Point Brands Inc.	170,880	7,373
*	Pilgrim's Pride Corp.	126,982	5,848
	PriceSmart Inc.	50,603	4,644
	Flowers Foods Inc.	159,838	3,687
*	Post Holdings Inc.	31,289	3,622
	SpartanNash Co.	150,051	3,363
	Energizer Holdings Inc.	94,407	2,998
	Nu Skin Enterprises Inc. Class A	339,957	2,506
*	United Natural Foods Inc.	135,223	2,274
*	USANA Health Sciences Inc.	47,215	1,790
	Fresh Del Monte Produce Inc.	41,040	1,212
*	Hain Celestial Group Inc.	128,224	1,107
	Cal-Maine Foods Inc.	11,797	883
	Calavo Growers Inc.	26,982	770
	John B Sanfilippo & Son Inc.	7,438	702
	Edgewell Personal Care Co.	16,818	611
	Ingles Markets Inc. Class A	4,586	342
			62,920
Energy (4.3%)
	Matador Resources Co.	225,894	11,164
	SM Energy Co.	261,994	10,472
*	Plains GP Holdings LP Class A	435,310	8,053
	International Seaways Inc.	150,798	7,775
	Murphy Oil Corp.	229,811	7,754
	CONSOL Energy Inc.	61,737	6,461
	Archrock Inc.	224,711	4,548
	Excelerate Energy Inc. Class A	130,838	2,880
*	Oceaneering International Inc.	99,186	2,467
	NOV Inc.	146,221	2,335
	Helmerich & Payne Inc.	75,759	2,305
	Dorian LPG Ltd.	56,129	1,932
	Berry Corp.	369,725	1,900
	Weatherford International plc	22,024	1,870
*	REX American Resources Corp.	30,080	1,392
*	DMC Global Inc.	89,311	1,159
	Peabody Energy Corp.	21,233	564
	Select Water Solutions Inc.	50,354	560
	VAALCO Energy Inc.	76,415	439

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Bristow Group Inc.	11,344	393
			76,423
Financials (18.0%)
	MGIC Investment Corp.	543,273	13,908
	Axis Capital Holdings Ltd.	158,888	12,649
	Essent Group Ltd.	194,241	12,488
	CNO Financial Group Inc.	348,836	12,244
	Popular Inc.	121,030	12,136
	Affiliated Managers Group Inc.	67,577	12,015
	Stifel Financial Corp.	124,326	11,674
	Janus Henderson Group plc	300,301	11,432
	FNB Corp.	804,856	11,357
	OFG Bancorp	251,242	11,286
*	NMI Holdings Inc.	270,626	11,147
	Hancock Whitney Corp.	215,052	11,004
	SLM Corp.	470,008	10,749
*	Enova International Inc.	121,915	10,215
	Mercury General Corp.	149,382	9,408
	Associated Banc-Corp.	404,077	8,704
	BankUnited Inc.	235,771	8,591
	Fulton Financial Corp.	440,662	7,989
	Westamerica BanCorp	116,052	5,735
*	Mr. Cooper Group Inc.	60,212	5,550
	Bank OZK	126,538	5,440
	Central Pacific Financial Corp.	172,917	5,103
	Federated Hermes Inc.	136,385	5,015
	Pathward Financial Inc.	71,839	4,742
*	LendingClub Corp.	396,773	4,535
	First Financial Corp.	82,509	3,618
	Jackson Financial Inc. Class A	37,700	3,439
*	Euronet Worldwide Inc.	34,209	3,395
	First Merchants Corp.	88,496	3,292
*	Hamilton Insurance Group Ltd. Class B	165,788	3,206
	Synovus Financial Corp.	71,337	3,172
*	Marqeta Inc. Class A	636,874	3,133
	OceanFirst Financial Corp.	156,136	2,903
	Banner Corp.	48,446	2,885
	First BanCorp (XNYS)	133,044	2,817
*	Customers Bancorp Inc.	59,929	2,784
	Byline Bancorp Inc.	101,670	2,722
	Employers Holdings Inc.	54,033	2,592
	Virtus Investment Partners Inc.	12,317	2,580
*	Palomar Holdings Inc.	26,212	2,481
	Hope Bancorp Inc.	181,772	2,283
	Horizon Bancorp Inc.	137,521	2,138
	Unum Group	33,511	1,992
	Hanmi Financial Corp.	106,257	1,976
	James River Group Holdings Ltd.	301,141	1,888
	First Financial Bancorp	70,756	1,785
	Kemper Corp.	28,879	1,769
	WesBanco Inc.	57,667	1,717
	Berkshire Hills Bancorp Inc.	63,716	1,716
*	International Money Express Inc.	91,359	1,689
	Amalgamated Financial Corp.	47,248	1,482
*	Payoneer Global Inc.	187,266	1,410
*	LendingTree Inc.	23,587	1,369
	Merchants Bancorp	28,780	1,294
	PROG Holdings Inc.	24,850	1,205
	S&T Bancorp Inc.	28,414	1,193
	Virtu Financial Inc. Class A	36,599	1,115
	Old Second Bancorp Inc.	70,850	1,105
*	Metropolitan Bank Holding Corp.	20,638	1,085
	Veritex Holdings Inc.	40,756	1,073
	Mercantile Bank Corp.	24,211	1,059
	Piper Sandler Cos.	3,576	1,015
	Towne Bank	25,255	835
	Brookline Bancorp Inc.	63,483	641
*	PRA Group Inc.	28,597	639
*	Skyward Specialty Insurance Group Inc.	14,084	574

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	1st Source Corp.	9,199	551
	International Bancshares Corp.	7,150	427
	Simmons First National Corp. Class A	18,923	408
	TrustCo Bank Corp. NY	11,695	387
	Midland States Bancorp Inc.	17,099	383
*	I3 Verticals Inc. Class A	17,500	373
	Heritage Financial Corp.	16,292	355
			319,066
Health Care (13.5%)
*	Ultragenyx Pharmaceutical Inc.	216,076	12,003
*	Tenet Healthcare Corp.	63,624	10,574
*	Exelixis Inc.	396,259	10,283
*	Ionis Pharmaceuticals Inc.	219,915	8,810
*	Option Care Health Inc.	256,978	8,043
	Encompass Health Corp.	75,923	7,337
*	Merit Medical Systems Inc.	67,524	6,673
*	Medpace Holdings Inc.	18,020	6,015
*	Lantheus Holdings Inc.	50,124	5,501
*	Blueprint Medicines Corp.	59,418	5,496
*	PTC Therapeutics Inc.	147,055	5,456
*	Travere Therapeutics Inc.	368,393	5,154
*	Community Health Systems Inc.	759,906	4,613
*	Pennant Group Inc.	126,986	4,533
	HealthStream Inc.	155,264	4,478
*	Addus HomeCare Corp.	32,439	4,315
*	AdaptHealth Corp.	368,638	4,140
*	Myriad Genetics Inc.	146,783	4,020
*	LivaNova plc	75,666	3,976
*	Novocure Ltd.	250,154	3,910
*	Ironwood Pharmaceuticals Inc.	934,895	3,852
*	BioCryst Pharmaceuticals Inc.	457,601	3,478
*	10X Genomics Inc. Class A	144,428	3,261
*	ADMA Biologics Inc.	160,094	3,200
*	Enanta Pharmaceuticals Inc.	300,762	3,116
*	Natera Inc.	24,510	3,112
*	Arvinas Inc.	125,161	3,083
*	Elanco Animal Health Inc. (XNYS)	191,127	2,808
*	Arcus Biosciences Inc.	182,779	2,795
*	Omnicell Inc.	63,277	2,759
*	ACADIA Pharmaceuticals Inc.	173,596	2,670
*	Teladoc Health Inc.	290,614	2,668
*	CareDx Inc.	83,833	2,618
*	Sage Therapeutics Inc.	346,745	2,504
*	Health Catalyst Inc.	306,513	2,495
*	ICU Medical Inc.	13,586	2,476
*	Relay Therapeutics Inc.	319,815	2,264
	Perrigo Co. plc	84,620	2,220
*	REGENXBIO Inc.	209,325	2,196
*	Vir Biotechnology Inc.	290,034	2,172
*	Avanos Medical Inc.	89,862	2,159
*	Hims & Hers Health Inc.	110,589	2,037
	CONMED Corp.	27,905	2,007
*	Intra-Cellular Therapies Inc.	27,217	1,991
*	Veracyte Inc.	54,954	1,871
*	Varex Imaging Corp.	155,309	1,851
*	CorVel Corp.	5,591	1,828
*	RxSight Inc.	34,758	1,718
*	Editas Medicine Inc.	490,281	1,672
*	Beam Therapeutics Inc.	64,754	1,586
*	Zimvie Inc.	99,611	1,581
*	uniQure NV	320,572	1,580
*	Pediatrix Medical Group Inc.	135,893	1,575
*	Alector Inc.	309,675	1,443
*	Vanda Pharmaceuticals Inc.	293,457	1,376
*	Alkermes plc	46,847	1,311
*	Phreesia Inc.	57,312	1,306
*	Fate Therapeutics Inc.	364,481	1,276
*	Castle Biosciences Inc.	39,612	1,130
*	Amylyx Pharmaceuticals Inc.	348,375	1,129

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*,1	Agenus Inc.	205,345	1,125
*	Inogen Inc.	113,916	1,105
*	Owens & Minor Inc.	66,560	1,044
*	STAAR Surgical Co.	26,893	999
*	Nektar Therapeutics	763,309	992
*	2seventy bio Inc.	206,934	977
*	Nurix Therapeutics Inc.	41,861	941
*	Insmed Inc.	12,602	920
*	Rapt Therapeutics Inc.	453,320	911
*	Emergent BioSolutions Inc.	108,289	904
*	Coherus Biosciences Inc.	809,493	842
*	Adaptive Biotechnologies Corp.	160,896	824
*	Bridgebio Pharma Inc.	32,173	819
*	Aclaris Therapeutics Inc.	706,504	812
*	Integra LifeSciences Holdings Corp.	44,330	805
*	Zentalis Pharmaceuticals Inc.	209,330	770
*	Codexis Inc.	228,028	702
*	Arcturus Therapeutics Holdings Inc.	28,940	672
*	Prothena Corp. plc	39,992	669
*	CytomX Therapeutics Inc.	555,119	655
*	Viking Therapeutics Inc.	10,290	651
*	Viridian Therapeutics Inc.	23,208	528
*	Verve Therapeutics Inc.	108,031	523
	Chemed Corp.	850	511
	Mesa Laboratories Inc.	3,792	492
*	Novavax Inc.	38,451	486
*	Arcutis Biotherapeutics Inc.	51,412	478
*	Pulmonx Corp.	56,757	471
*	Aldeyra Therapeutics Inc.	82,817	446
*	MacroGenics Inc.	128,665	423
*	MiMedx Group Inc.	62,542	370
*	FibroGen Inc.	898,604	359
	Select Medical Holdings Corp.	9,974	348
*	4D Molecular Therapeutics Inc.	30,711	332
*	Nuvation Bio Inc.	132,656	304
*	Inovio Pharmaceuticals Inc.	46,472	269
*	Assembly Biosciences Inc.	17,723	268
*	Joint Corp.	22,122	253
*	Atea Pharmaceuticals Inc.	64,273	215
*	Quanterix Corp.	16,518	214
*	Puma Biotechnology Inc.	67,147	171
*	Precision BioSciences Inc.	16,688	150
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $779)	74,374	62
			239,316
Industrials (18.9%)
	Allison Transmission Holdings Inc.	155,240	14,914
	Applied Industrial Technologies Inc.	55,524	12,389
	Griffon Corp.	147,958	10,357
	EMCOR Group Inc.	23,870	10,277
	UFP Industries Inc.	73,695	9,670
	EnerSys	94,280	9,621
	Primoris Services Corp.	165,502	9,612
	Apogee Enterprises Inc.	133,569	9,352
*	SkyWest Inc.	106,420	9,048
	BWX Technologies Inc.	80,349	8,734
*	GMS Inc.	93,795	8,495
*	Kirby Corp.	69,163	8,468
	Interface Inc.	405,571	7,694
	Ryder System Inc.	51,174	7,461
	Brady Corp. Class A	90,258	6,916
*	American Woodmark Corp.	72,407	6,766
	H&E Equipment Services Inc.	137,227	6,680
	Arcosa Inc.	62,075	5,882
*	Legalzoom.com Inc.	925,306	5,876
	ABM Industries Inc.	111,130	5,863
	Herc Holdings Inc.	36,088	5,754
	Mueller Water Products Inc. Class A	257,662	5,591
	Comfort Systems USA Inc.	13,962	5,450
*	Sterling Infrastructure Inc.	35,942	5,212

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	Steelcase Inc. Class A	383,083	5,168
	Federal Signal Corp.	53,099	4,963
	Acuity Brands Inc.	17,891	4,927
	Curtiss-Wright Corp.	14,565	4,787
	Genco Shipping & Trading Ltd.	232,794	4,539
	Trinity Industries Inc.	128,723	4,485
*	MRC Global Inc.	344,266	4,386
*	AZEK Co. Inc.	92,732	4,340
	Matson Inc.	30,047	4,285
*	Tutor Perini Corp.	150,299	4,082
*	Cimpress plc	48,854	4,002
	Ennis Inc.	163,581	3,978
*	Upwork Inc.	360,529	3,768
	Watts Water Technologies Inc. Class A	17,982	3,726
*	CACI International Inc. Class A	7,102	3,583
	Woodward Inc.	20,708	3,552
*	Resideo Technologies Inc.	162,037	3,263
	Brink's Co.	27,293	3,156
	Flowserve Corp.	61,036	3,155
	Pitney Bowes Inc.	420,280	2,997
*	Proto Labs Inc.	100,480	2,951
*	Blue Bird Corp.	60,175	2,886
	ACCO Brands Corp.	510,712	2,794
*	Liquidity Services Inc.	118,999	2,713
	Heidrick & Struggles International Inc.	63,111	2,453
*	Masterbrand Inc.	127,359	2,361
*	MasTec Inc.	17,569	2,163
	Valmont Industries Inc.	7,370	2,137
*	Manitowoc Co. Inc.	221,124	2,127
*	Enviri Corp.	203,133	2,100
*	Lyft Inc. Class A	161,022	2,053
*	Gibraltar Industries Inc.	28,622	2,002
*	DXP Enterprises Inc.	36,092	1,926
*	BlueLinx Holdings Inc.	16,794	1,770
	Enerpac Tool Group Corp.	41,089	1,721
	ManpowerGroup Inc.	23,194	1,705
	Atkore Inc.	19,676	1,667
*	Great Lakes Dredge & Dock Corp.	157,991	1,664
*	Gates Industrial Corp. plc	87,187	1,530
*	JELD-WEN Holding Inc.	93,435	1,477
	Hyster-Yale Inc.	21,848	1,393
*	IES Holdings Inc.	6,054	1,209
	UniFirst Corp.	5,512	1,095
	Maximus Inc.	11,053	1,030
	Tennant Co.	10,514	1,010
	Franklin Electric Co. Inc.	9,085	952
*	Alaska Air Group Inc.	19,913	900
	Columbus McKinnon Corp.	21,244	765
*	Thermon Group Holdings Inc.	25,127	750
*	Fluor Corp.	15,277	729
	Argan Inc.	6,312	640
*	Huron Consulting Group Inc.	5,861	637
	Terex Corp.	12,032	637
	Vertiv Holdings Co. Class A	6,210	618
	Atmus Filtration Technologies Inc.	15,767	592
*	SPX Technologies Inc.	2,957	472
*	TaskUS Inc. Class A	31,518	407
	REV Group Inc.	13,414	376
*	Leonardo DRS Inc.	12,993	367
	Barrett Business Services Inc.	9,762	366
*	Forrester Research Inc.	17,789	320
*	Beacon Roofing Supply Inc.	3,358	290
	WESCO International Inc.	1,716	288
			335,267
Information Technology (12.0%)
*	Cirrus Logic Inc.	97,940	12,165
*	CommVault Systems Inc.	70,896	10,907
*	RingCentral Inc. Class A	273,016	8,635
*	Extreme Networks Inc.	564,119	8,479

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	NETGEAR Inc.	359,440	7,210
	Benchmark Electronics Inc.	154,517	6,848
*	SMART Global Holdings Inc.	324,620	6,801
	Pegasystems Inc.	92,602	6,768
*	Impinj Inc.	31,078	6,729
*	Kyndryl Holdings Inc.	288,338	6,626
*	Rapid7 Inc.	157,722	6,292
*	Pure Storage Inc. Class A	114,404	5,748
*	Five9 Inc.	195,245	5,609
*	Itron Inc.	51,051	5,453
*	Adtran Holdings Inc.	820,360	4,865
*	DigitalOcean Holdings Inc.	117,272	4,737
*	Sanmina Corp.	69,065	4,727
*	Teradata Corp.	153,442	4,655
*	Manhattan Associates Inc.	16,188	4,555
*	BigCommerce Holdings Inc. Series 1	748,959	4,381
*	OneSpan Inc.	260,235	4,338
*	Semtech Corp.	85,277	3,894
*	Olo Inc. Class A	765,510	3,797
	Amkor Technology Inc.	113,266	3,466
*	CommScope Holding Co. Inc.	564,203	3,447
*	Unisys Corp.	602,571	3,423
*	Domo Inc. Class B	442,560	3,324
*	Zuora Inc. Class A	383,817	3,308
*	Yext Inc.	471,901	3,266
*	Ultra Clean Holdings Inc.	73,017	2,916
*	MaxLinear Inc.	170,491	2,469
*	PROS Holdings Inc.	131,458	2,435
*	FARO Technologies Inc.	125,961	2,411
*	Alpha & Omega Semiconductor Ltd.	58,715	2,179
*	Xperi Inc.	233,627	2,159
*	LiveRamp Holdings Inc.	81,836	2,028
*	Coherent Corp.	22,771	2,025
*	Q2 Holdings Inc.	25,352	2,022
*	Arlo Technologies Inc.	162,346	1,966
	MKS Instruments Inc.	17,224	1,872
	Methode Electronics Inc.	141,391	1,691
*	Alkami Technology Inc.	50,938	1,607
*	Ichor Holdings Ltd.	48,125	1,531
*	TTM Technologies Inc.	82,197	1,500
*	Appian Corp. Class A	42,336	1,445
	Jabil Inc.	10,356	1,241
*	Fabrinet	5,227	1,236
*	Weave Communications Inc.	94,600	1,211
*	Verint Systems Inc.	47,671	1,208
*	Magnachip Semiconductor Corp.	239,694	1,119
*	MARA Holdings Inc.	64,022	1,038
*	Cohu Inc.	35,829	921
*	Harmonic Inc.	62,437	910
*	PDF Solutions Inc.	27,712	878
*	Ribbon Communications Inc.	259,000	842
*	SecureWorks Corp. Class A	76,277	675
*	NetScout Systems Inc.	24,807	540
*	ON24 Inc.	87,168	533
*	SolarEdge Technologies Inc.	22,220	509
	PC Connection Inc.	6,356	479
*	Ouster Inc.	72,467	457
*	Upland Software Inc.	182,511	454
*	8x8 Inc.	212,748	434
*	ACM Research Inc. Class A	19,710	400
*	Couchbase Inc.	20,978	338
*	FormFactor Inc.	7,206	331
*	Rambus Inc.	7,712	326
*	Aeva Technologies Inc.	88,870	292
*	CEVA Inc.	11,962	289
*	Brightcove Inc.	86,508	187
			213,557

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
Materials (5.1%)
	Louisiana-Pacific Corp.	107,673	11,571
*	Axalta Coating Systems Ltd.	297,499	10,767
	Eagle Materials Inc.	28,889	8,310
	Commercial Metals Co.	150,753	8,285
*	ATI Inc.	106,442	7,122
	SunCoke Energy Inc.	763,609	6,628
	Kaiser Aluminum Corp.	84,651	6,139
	Innospec Inc.	39,362	4,451
	Minerals Technologies Inc.	49,213	3,801
	Element Solutions Inc.	121,663	3,304
	Myers Industries Inc.	206,850	2,859
	Sylvamo Corp.	31,736	2,725
	Greif Inc. Class A	34,875	2,185
	Sonoco Products Co.	37,319	2,039
	Koppers Holdings Inc.	47,223	1,725
	Trinseo plc	329,784	1,685
	United States Lime & Minerals Inc.	14,924	1,458
	Pactiv Evergreen Inc.	118,546	1,364
*	O-I Glass Inc.	86,804	1,139
	Mativ Holdings Inc.	55,116	936
	AdvanSix Inc.	25,785	783
	Scotts Miracle-Gro Co.	7,278	631
	Carpenter Technology Corp.	3,670	586
	Ryerson Holding Corp.	25,559	509
	Orion SA	22,419	399
			91,401
Real Estate (6.4%)
	Brixmor Property Group Inc.	458,852	12,784
	Cousins Properties Inc.	412,533	12,162
	American Assets Trust Inc.	293,941	7,854
	Kite Realty Group Trust	278,186	7,389
	Park Hotels & Resorts Inc.	504,462	7,113
	RLJ Lodging Trust	658,268	6,043
	Summit Hotel Properties Inc.	823,809	5,651
	Newmark Group Inc. Class A	308,575	4,792
	Piedmont Office Realty Trust Inc. Class A	467,469	4,721
	EPR Properties	87,233	4,278
	Chatham Lodging Trust	392,412	3,343
	Brandywine Realty Trust	599,265	3,260
*	Cushman & Wakefield plc	220,109	3,000
*	Forestar Group Inc.	82,367	2,666
	InvenTrust Properties Corp.	90,970	2,581
	Urban Edge Properties	118,940	2,544
	Universal Health Realty Income Trust	54,873	2,510
	Xenia Hotels & Resorts Inc.	164,021	2,423
	COPT Defense Properties	73,927	2,242
	Outfront Media Inc.	105,656	1,942
	Kilroy Realty Corp.	47,363	1,833
	Paramount Group Inc.	369,075	1,816
	Armada Hoffler Properties Inc.	111,691	1,210
*	Compass Inc. Class A	192,245	1,175
	Sabra Health Care REIT Inc.	62,880	1,170
	One Liberty Properties Inc.	37,488	1,032
*	RE/MAX Holdings Inc. Class A	67,810	844
	Ryman Hospitality Properties Inc.	7,067	758
	Centerspace	10,695	754
	Orion Office REIT Inc.	152,250	609
*	Redfin Corp.	46,587	584
	CBL & Associates Properties Inc.	21,984	554
	Gladstone Commercial Corp.	31,055	504
	Plymouth Industrial REIT Inc.	21,069	476
	Whitestone REIT	32,741	443
	Highwoods Properties Inc.	10,878	365
	Global Medical REIT Inc.	35,715	354
	Alexander & Baldwin Inc.	17,930	344
			114,123

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
Utilities (2.4%)
	Black Hills Corp.	178,601	10,916
	National Fuel Gas Co.	178,363	10,811
	Avista Corp.	258,962	10,035
	Unitil Corp.	89,130	5,400
	New Jersey Resources Corp.	48,692	2,298
	Spire Inc.	24,299	1,635
	California Water Service Group	21,477	1,164
			42,259
Total Common Stocks (Cost $1,469,347)			1,770,511
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 5.014% (Cost $4,063)	40,643	4,064
Total Investments (99.9%) (Cost $1,473,410)			1,774,575
Other Assets and Liabilities—Net (0.1%)			2,637
Net Assets (100%)			1,777,212
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $856,000.
2	Restricted securities totaling $62,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $937,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	60	6,748	39

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,469,347)	1,770,511
Affiliated Issuers (Cost $4,063)	4,064
Total Investments in Securities	1,774,575
Investment in Vanguard	49
Cash Collateral Pledged—Futures Contracts	303
Receivables for Investment Securities Sold	2,149
Receivables for Accrued Income	1,241
Receivables for Capital Shares Issued	1,230
Variation Margin Receivable—Futures Contracts	11
Total Assets	1,779,558
Liabilities
Payables for Investment Securities Purchased	25
Collateral for Securities on Loan	937
Payables for Capital Shares Redeemed	1,195
Payables to Vanguard	189
Total Liabilities	2,346
Net Assets	1,777,212
1 Includes $856,000 of securities on loan.
At September 30, 2024, net assets consisted of:

Paid-in Capital	1,327,901
Total Distributable Earnings (Loss)	449,311
Net Assets	1,777,212

Net Assets
Applicable to 41,586,101 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,777,212
Net Asset Value Per Share	$42.74

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Dividends[1]	21,183
Interest[2]	377
Securities Lending—Net	163
Total Income	21,723
Expenses
The Vanguard Group—Note B
Investment Advisory Services	447
Management and Administrative	3,285
Marketing and Distribution	83
Custodian Fees	16
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	59
Trustees’ Fees and Expenses	1
Other Expenses	18
Total Expenses	3,941
Expenses Paid Indirectly	(1)
Net Expenses	3,940
Net Investment Income	17,783
Realized Net Gain (Loss)
Investment Securities Sold[2]	148,970
Futures Contracts	1,082
Realized Net Gain (Loss)	150,052
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	247,103
Futures Contracts	(21)
Change in Unrealized Appreciation (Depreciation)	247,082
Net Increase (Decrease) in Net Assets Resulting from Operations	414,917
1	Dividends are net of foreign withholding taxes of $63,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $349,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,783	16,653
Realized Net Gain (Loss)	150,052	34,707
Change in Unrealized Appreciation (Depreciation)	247,082	152,365
Net Increase (Decrease) in Net Assets Resulting from Operations	414,917	203,725
Distributions
Total Distributions	(36,250)	(90,442)
Capital Share Transactions
Issued	366,714	254,113
Issued in Lieu of Cash Distributions	31,877	79,897
Redeemed	(294,344)	(347,057)
Net Increase (Decrease) from Capital Share Transactions	104,247	(13,047)
Total Increase (Decrease)	482,914	100,236
Net Assets
Beginning of Period	1,294,298	1,194,062
End of Period	1,777,212	1,294,298

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$33.17	$30.44	$43.90	$28.48	$31.41
Investment Operations
Net Investment Income[1]	.444	.413	.462	.435	.392
Net Realized and Unrealized Gain (Loss) on Investments	10.060	4.669	(6.143)	15.424	(1.955)
Total from Investment Operations	10.504	5.082	(5.681)	15.859	(1.563)
Distributions
Dividends from Net Investment Income	(.436)	(.366)	(.507)	(.439)	(.393)
Distributions from Realized Capital Gains	(.498)	(1.986)	(7.272)	—	(.974)
Total Distributions	(.934)	(2.352)	(7.779)	(.439)	(1.367)
Net Asset Value, End of Period	$42.74	$33.17	$30.44	$43.90	$28.48
Total Return[2]	32.09%	17.11%	-16.24%	56.05%	-5.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,777	$1,294	$1,194	$1,619	$1,029
Ratio of Total Expenses to Average Net Assets	0.26%[3]	0.26%[3]	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.23%	1.24%	1.08%	1.35%
Portfolio Turnover Rate	64%	69%	72%	76%	66%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Notes to Financial Statements
Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

Strategic Small-Cap Equity Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $49,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,770,449	62	—	1,770,511
Temporary Cash Investments	4,064	—	—	4,064
Total	1,774,513	62	—	1,774,575
Derivative Financial Instruments
Assets
Futures Contracts[1]	39	—	—	39
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	10,945
Total Distributable Earnings (Loss)	(10,945)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative

Strategic Small-Cap Equity Fund
contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	61,152
Undistributed Long-Term Gains	87,109
Net Unrealized Gains (Losses)	301,050
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	449,311
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	16,889	14,055
Long-Term Capital Gains	19,361	76,387
Total	36,250	90,442
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,473,525
Gross Unrealized Appreciation	412,992
Gross Unrealized Depreciation	(111,942)
Net Unrealized Appreciation (Depreciation)	301,050
F.	During the year ended September 30, 2024, the fund purchased $1,067,802,000 of investment securities and sold $974,478,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2024, such purchases were  $4,926,000 and sales were $14,848,000, resulting in net realized gain of $6,288,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	9,515	7,599
Issued in Lieu of Cash Distributions	859	2,537
Redeemed	(7,811)	(10,345)
Net Increase (Decrease) in Shares Outstanding	2,563	(209)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Strategic Small-Cap Equity Fund
I.	Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Horizon Funds and Shareholders of Vanguard Strategic Small-Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Strategic Small-Cap Equity Fund (one of the funds constituting Vanguard Horizon Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 22.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $16,551,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $116,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $24,725,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $745,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q6150 112024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

VANGUARD HORIZON FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 22, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.